AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 103.3%
Affiliated Mutual Fund — 5.8%
Fixed Income
AST PGIM Fixed Income Central Portfolio* (cost $218,521,628)(wa)	19,162,618	$229,376,533

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 12.2%
Automobiles — 2.2%
American Credit Acceptance Receivables Trust,
Series 2024-04, Class C, 144A
4.910%	08/12/31	2,228	2,233,722
Series 2025-01, Class D, 144A
5.540%	08/12/31	2,500	2,521,843
Series 2025-02, Class C, 144A
5.110%	04/14/31	1,900	1,912,512
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	1,800	1,825,323
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	312	313,457
AutoNation Finance Trust,
Series 2025-01A, Class B, 144A
5.030%	08/12/30	2,000	2,019,698
Series 2025-01A, Class C, 144A
5.190%	12/10/30	900	912,352
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,100	5,071,933
Series 2023-02A, Class A, 144A
5.200%	10/20/27	800	802,542
Series 2024-01A, Class A, 144A
5.360%	06/20/30	1,400	1,430,755
Series 2024-03A, Class A, 144A
5.230%	12/20/30	2,740	2,785,366
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	355	360,133
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	137	139,297
Bridgecrest Lending Auto Securitization Trust,
Series 2024-04, Class D
5.230%	08/15/30	2,250	2,261,972
Series 2025-01, Class D
5.640%	11/15/30	3,750	3,785,767
CarMax Select Receivables Trust,
Series 2025-A, Class C
5.460%	07/15/31	5,100	5,200,063
Chesapeake Funding II LLC,
Series 2023-01A, Class A1, 144A
5.650%	05/15/35	532	532,993
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	449	453,577
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Citizens Auto Receivables Trust,
Series 2024-01, Class A4, 144A
5.030%	10/15/30	1,255	$1,266,889
Consumer Portfolio Services Auto Trust,
Series 2025-B, Class C, 144A
5.120%	07/15/31	2,535	2,552,250
Credit Acceptance Auto Loan Trust,
Series 2025-02A, Class B, 144A
4.870%	01/15/36	2,005	2,008,647
DT Auto Owner Trust,
Series 2023-02A, Class D, 144A
6.620%	02/15/29	2,000	2,034,673
Enterprise Fleet Financing LLC,
Series 2023-01, Class A3, 144A
5.420%	10/22/29	1,582	1,591,427
Exeter Automobile Receivables Trust,
Series 2025-02A, Class D
5.890%	07/15/31	5,100	5,169,737
Series 2025-05A, Class D
5.160%	03/15/32	1,300	1,290,152
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	397,550
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	1,009,592
GLS Auto Receivables Issuer Trust,
Series 2024-04A, Class D, 144A
5.650%	07/15/30	3,025	3,073,967
Series 2025-01A, Class D, 144A
5.610%	11/15/30	3,400	3,444,789
Series 2025-02A, Class D, 144A
5.590%	01/15/31	3,600	3,651,933
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	1,600	1,603,004
Series 2023-03A, Class A, 144A
5.940%	02/25/28	4,470	4,516,176
Series 2025-02A, Class A, 144A
5.130%	09/25/31	935	942,120
Huntington Bank Auto Credit-Linked Notes,
Series 2025-02, Class B1, 144A
4.835%	09/20/33	3,289	3,295,022
Hyundai Auto Lease Securitization Trust,
Series 2024-A, Class B, 144A
5.350%	05/15/28	1,485	1,488,732
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A
5.410%	11/14/29	3,810	3,836,451
Santander Bank Auto Credit-Linked Notes,
Series 2023-B, Class B, 144A
5.640%	12/15/33	135	136,517
Santander Drive Auto Receivables Trust,
Series 2023-03, Class C
5.770%	11/15/30	1,100	1,115,878
Series 2024-02, Class C
5.840%	06/17/30	500	508,924
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2024-05, Class D
5.140%	02/17/32		2,783	$2,798,114
Series 2025-04, Class D
4.950%	01/15/32		1,060	1,052,355
SBNA Auto Lease Trust,
Series 2024-A, Class A4, 144A
5.240%	01/22/29		621	621,825
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class A4, 144A
5.470%	12/20/29		1,670	1,690,410
Series 2023-01A, Class B, 144A
5.710%	01/22/30		100	101,712
Series 2023-01A, Class C, 144A
5.970%	02/20/31		200	204,034
Series 2024-01A, Class B, 144A
5.380%	01/21/31		285	289,449
Westlake Automobile Receivables Trust,
Series 2023-01A, Class D, 144A
6.790%	11/15/28		1,900	1,930,414
				88,186,048
Collateralized Loan Obligations — 5.3%
AGL Core CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
4.998%(c)	01/20/38		4,500	4,501,171
AIMCO CLO Ltd. (United Kingdom),
Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.028%(c)	07/20/37		6,000	6,003,026
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.231%(c)	04/28/37		5,000	5,002,434
Avoca CLO DAC (Ireland),
Series 29A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.866%(c)	10/15/38	EUR	7,750	8,935,881
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.051%(c)	10/16/37		11,000	11,004,214
Series 2023-04A, Class BR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.280%(c)	01/21/39		3,375	3,370,216
Battalion CLO Ltd. (Cayman Islands),
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.968%(c)	03/09/34		8,250	8,252,831
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.006%(c)	10/15/35	EUR	3,810	4,388,783
CBAM Ltd. (Cayman Islands),
Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.812%(c)	10/17/38		2,750	2,748,122
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	10/20/37		8,750	$8,752,562
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.048%(c)	07/18/37		6,750	6,753,042
Goldentree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-09A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.168%(c)	04/20/37		4,500	4,502,117
Golub Capital Partners CLO Ltd. (Cayman Islands),
Series 2019-43A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.008%(c)	10/20/37		10,000	10,002,666
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.072%(c)	04/15/34		2,083	2,083,060
Harriman Park CLO Ltd. (Cayman Islands),
Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
4.968%(c)	07/20/38		10,000	10,005,008
Henley CLO DAC (Ireland),
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.230%(c)	04/25/39	EUR	5,000	5,754,798
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	5,000	5,764,765
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
4.898%(c)	10/20/31		221	221,295
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 02A, Class AR2, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)
5.081%(c)	10/22/37		8,500	8,507,946
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.202%(c)	04/15/37		5,000	5,001,995
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.030%(c)	10/19/38		4,750	4,751,722
NGC Ltd. (United Kingdom),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.268%(c)	07/20/37		8,250	8,251,583
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	01/20/38		4,500	4,501,350

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OHA Credit Partners Ltd. (Cayman Islands),
Series 2024-17A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	01/18/38		8,750	$8,754,375
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A2R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
4.810%(c)	10/15/32		2,390	2,380,556
Series 2024-03A, Class A2R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)
4.810%(c)	08/08/32		1,050	1,045,904
Polen Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.988%(c)	03/06/38		8,750	8,754,256
Rad CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
4.987%(c)	07/30/40		2,545	2,546,825
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.089%(c)	10/20/31		519	519,337
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class BRR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
5.518%(c)	10/20/37		9,000	9,004,961
Sound Point CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.104%(c)	07/15/34		3,130	3,130,402
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.538%(c)	01/20/36		8,250	8,252,374
Trinitas CLO Ltd. (Bermuda),
Series 2023-22A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	03/20/38		9,000	9,003,770
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.316%(c)	01/15/39	EUR	5,200	6,001,430
Wellfleet CLO Ltd. (Cayman Islands),
Series 2022-02A, Class BR, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
5.518%(c)	10/18/37		8,000	8,004,326
				206,459,103
Consumer Loans — 1.1%
Aqua Finance Issuer Trust,
Series 2025-A, Class C, 144A
5.810%	12/19/50		2,154	2,184,244
Series 2025-B, Class B, 144A
5.040%	05/17/51		1,645	1,653,874
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46	4,510	$4,206,429
Cherry Securitization Trust,
Series 2025-01A, Class A, 144A
6.130%	11/15/32	1,350	1,363,194
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51	98	94,087
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60	1,229	1,227,245
Island Finance Trust,
Series 2025-01A, Class A, 144A
6.540%	03/19/35	1,000	1,006,708
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31	1,816	1,778,130
Mariner Finance Issuance Trust,
Series 2021-AA, Class A, 144A
1.860%	03/20/36	176	174,351
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,342,668
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,754	1,730,181
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
4.432%(c)	06/16/36	1,756	1,756,546
Series 2022-02A, Class A, 144A
4.890%	10/14/34	34	33,775
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	4,000	4,056,642
Oportun Funding Trust,
Series 2024-03, Class B, 144A
5.480%	08/15/29	1,528	1,529,046
Series 2024-03, Class C, 144A
6.250%	08/15/29	1,207	1,209,707
Oportun Issuance Trust,
Series 2021-C, Class C, 144A
3.610%	10/08/31	512	506,186
Series 2025-D, Class B, 144A
5.310%	02/08/33	3,980	3,977,635
Reach ABS Trust,
Series 2025-01A, Class C, 144A
5.990%	08/16/32	1,335	1,350,841
Series 2025-02A, Class B, 144A
5.120%	08/18/32	1,875	1,877,805
Regional Management Issuance Trust,
Series 2022-01, Class C, 144A
4.460%	03/15/32	3,200	3,181,999
Republic Finance Issuance Trust,
Series 2024-B, Class A, 144A
5.420%	11/20/37	1,850	1,873,378
Sotheby’s Artfi Master Trust,
Series 2026-01A, Class A1, 144A
4.800%	06/20/33	1,300	1,297,977

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A
5.210%	02/15/45		2,014	$2,027,002
Series 2024-02A, Class B, 144A
6.340%	02/15/45		2,128	2,173,921
				44,613,571
Credit Cards — 0.3%
Continental Finance Credit Card ABS Master Trust,
Series 2024-A, Class A, 144A
5.780%	12/15/32		2,450	2,459,237
Series 2024-A, Class B, 144A
6.220%	12/15/32		1,990	1,993,100
Mercury Financial Credit Card Master Trust,
Series 2024-02A, Class B, 144A
7.430%	07/20/29		2,500	2,508,532
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.634%(c)	07/15/32	GBP	1,700	2,251,024
Perimeter Master Note Business Trust,
Series 2025-01A, Class A, 144A
5.580%	12/16/30		4,300	4,279,163
				13,491,056
Equipment — 0.3%
Auxilior Term Funding LLC,
Series 2024-01A, Class A3, 144A
5.490%	07/15/31		1,411	1,428,510
CNH Equipment Trust,
Series 2023-A, Class A4
4.770%	10/15/30		715	720,064
Commercial Equipment Finance LLC,
Series 2024-01A, Class A, 144A
5.970%	07/16/29		612	615,611
DLLMT LLC,
Series 2024-01A, Class A4, 144A
4.980%	04/20/32		410	415,169
MetroNet Infrastructure Issuer LLC,
Series 2025-04A, Class A2, 144A
5.163%	12/20/55		1,500	1,493,045
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		844	841,249
SCF Equipment Leasing LLC,
Series 2025-01A, Class A3, 144A
5.110%	11/21/33		1,950	1,982,349
Series 2025-01A, Class D, 144A
5.880%	11/20/35		628	641,859
Series 2025-01A, Class E, 144A
6.750%	11/20/35		1,450	1,499,305
VB-S1 Issuer LLC,
Series 2024-01A, Class C2, 144A
5.590%	05/15/54		2,165	2,180,513
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2026-01A, Class C2, 144A
4.693%	03/15/56	1,000	$982,545
			12,800,219
Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	05/25/34	107	101,723
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.293%(c)	03/25/43	56	56,522
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A
6.377%(cc)	04/25/54	589	594,300
Series 2025-CES02, Class A1, 144A
4.960%(cc)	07/26/55	1,055	1,048,786
COOPR Residential Mortgage Trust,
Series 2026-CES01, Class A1A, 144A
4.874%(cc)	01/01/61	557	552,608
EFMT,
Series 2025-CES04, Class A1, 144A
5.431%(cc)	06/25/60	908	909,665
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month SOFR + 0.594% (Cap N/A, Floor 0.480%)
4.273%(c)	01/25/34	255	252,730
FIGRE Trust,
Series 2025-FL01, Class A1, 144A
5.265%(cc)	07/25/55	1,130	1,128,628
Series 2026-HE01, Class A, 144A
4.982%(cc)	01/25/56	447	443,693
MASTR Asset-Backed Securities Trust,
Series 2004-WMC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
4.693%(c)	04/25/34	114	115,529
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	08/25/33	74	77,835
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	465	466,706
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	545	549,699
Series 2025-CES07, Class A1A, 144A
5.377%(cc)	07/25/55	969	970,846
Series 2025-CES08, Class A1A, 144A
5.148%(cc)	08/25/55	1,548	1,544,924
Series 2025-CES09, Class A1A, 144A
4.795%(cc)	09/25/55	1,071	1,062,074
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	154	154,656
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	49	49,292

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	1,201	$1,198,539
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	1,302	1,298,984
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	838	842,112
Series 2025-CES03, Class A1A, 144A
5.278%(cc)	08/25/65	1,660	1,657,676
Series 2025-FIX01, Class A1, 144A
4.968%(cc)	09/25/65	1,437	1,424,852
			16,502,379
Manufactured Housing — 0.1%
Cascade MH Asset Trust,
Series 2024-MH01, Class A1, 144A
5.695%(cc)	11/25/56	2,606	2,637,230
Other — 1.9%
Aligned Data Centers Issuer LLC,
Series 2023-01A, Class A2, 144A
6.000%	08/17/48	2,270	2,280,648
AMSR Trust,
Series 2024-SFR02, Class D, 144A
4.150%	11/17/41	1,930	1,839,719
Series 2024-SFR02, Class E1, 144A
4.150%	11/17/41	3,439	3,262,029
CF Hippolyta Issuer LLC,
Series 2020-01, Class A1, 144A
1.690%	07/15/60	888	744,254
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	384	308,623
Series 2022-01A, Class A1, 144A
5.970%	08/15/62	581	577,233
Compass Datacenters Issuer II LLC,
Series 2024-02A, Class A1, 144A
5.022%	08/25/49	1,855	1,839,542
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	53	52,868
Series 2020-03, Class A, 144A
1.358%	08/15/53	95	94,881
DB Master Finance LLC,
Series 2021-01A, Class A23, 144A
2.791%	11/20/51	2,001	1,769,128
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	1,968	1,852,555
Domino’s Pizza Master Issuer LLC,
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	3,350	3,217,184
Series 2021-01A, Class A2II, 144A
3.151%	04/25/51	2,076	1,883,490
FirstKey Homes Trust,
Series 2021-SFR01, Class E2, 144A
2.489%	08/17/38	3,600	3,559,185
Series 2022-SFR01, Class A, 144A
4.145%	05/19/39	1,110	1,105,545
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
FRTKL,
Series 2021-SFR01, Class E2, 144A
2.522%	09/17/38	3,000	$2,952,396
GoodLeap Home Improvement Solutions Trust,
Series 2024-01A, Class A, 144A
5.350%	10/20/46	439	442,090
Series 2025-03A, Class A, 144A
5.000%	10/20/49	2,487	2,476,401
Hilton Grand Vacations Trust,
Series 2024-03A, Class C, 144A
5.710%	08/27/40	1,521	1,531,180
Series 2025-02A, Class B, 144A
4.730%	05/25/44	1,152	1,142,165
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	2,969	2,912,921
Series 2021-02, Class D, 144A
2.652%	12/17/26	3,454	3,391,051
MVW LLC,
Series 2024-01A, Class C, 144A
6.200%	02/20/43	303	307,653
Series 2025-01A, Class B, 144A
5.210%	09/22/42	1,822	1,824,023
Progress Residential Trust,
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	572	541,359
Series 2021-SFR11, Class E1, 144A
3.378%	01/17/39	2,500	2,374,114
Series 2022-SFR01, Class E1, 144A
3.930%	02/17/41	2,250	2,169,000
Series 2022-SFR03, Class A, 144A
3.200%	04/17/39	1,048	1,033,092
Series 2025-SFR01, Class D, 144A
3.650%	02/17/42	3,450	3,231,561
Series 2026-SFR01, Class B, 144A
4.000%	02/17/43	840	797,388
Retained Vantage Data Centers Issuer LLC,
Series 2023-01A, Class A2A, 144A
5.000%	09/15/48	3,400	3,390,347
Sierra Timeshare Receivables Funding LLC,
Series 2024-03A, Class C, 144A
5.320%	08/20/41	1,527	1,522,757
Stack Infrastructure Issuer LLC,
Series 2023-02A, Class A2, 144A
5.900%	07/25/48	1,925	1,929,398
Taco Bell Funding LLC,
Series 2021-01A, Class A2II, 144A
2.294%	08/25/51	3,439	3,181,243
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,055	5,008,202
Series 2026-SFR01, Class A, 144A, 1 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
4.773%(c)	02/17/43	1,566	1,566,182
Wendy’s Funding LLC,
Series 2021-01A, Class A2II, 144A
2.775%	06/15/51	3,048	2,689,595

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
Zayo Issuer LLC,
Series 2025-01A, Class A2, 144A
5.648%	03/20/55		1,675	$1,690,327
				72,491,329
Residential Mortgage-Backed Securities — 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.393%(c)	02/25/34		26	26,093
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.872%(c)	10/25/34		62	60,350
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.843%(c)	11/25/34		—(r)	653
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
5.872%(cc)	05/25/35		2	1,760
GS Mortgage-Backed Securities Trust,
Series 2025-SL01, Class A1, 144A
5.847%(cc)	11/25/67		3,062	3,078,789
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)
6.268%(c)	06/25/34		27	27,057
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
4.698%(c)	01/25/35		53	52,236
Pret LLC,
Series 2025-NPL11, Class A1, 144A
5.193%(cc)	10/25/55		3,256	3,255,946
PRET LLC,
Series 2025-NPL06, Class A1, 144A
5.744%(cc)	06/25/55		2,998	3,002,882
Series 2025-NPL07, Class A1, 144A
5.657%(cc)	07/25/55		1,933	1,936,204
Series 2025-NPL08, Class A1, 144A
5.732%(cc)	08/25/55		1,548	1,551,267
Series 2025-NPL09, Class A1, 144A
5.391%(cc)	08/25/55		2,071	2,072,311
Series 2025-NPL14, Class A1, 144A
5.265%(cc)	12/25/55		1,632	1,619,886
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.733%(c)	09/25/34		195	207,514
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%
5.199%(c)	03/15/27^	EUR	1,833	1,588,677
				18,481,626
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.1%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month SOFR + 1.214% (Cap N/A, Floor 1.100%)
4.893%(c)	07/25/51	32	$32,379
Series 2021-C, Class B, 144A
2.720%	07/26/55	78	71,922
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	851	808,306
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69	190	179,694
Series 2021-FA, Class A, 144A
1.110%	02/18/70	1,258	1,121,971
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,242,623
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	88,399
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	205	199,133
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	847	818,592
			4,563,019

Total Asset-Backed Securities (cost $479,884,472)			480,225,580
Commercial Mortgage-Backed Securities — 5.7%
2023-MIC Trust (The),
Series 2023-MIC, Class A, 144A
8.437%(cc)	12/05/38	1,330	1,415,399
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.149%(cc)	06/05/37	3,000	5,157
ALA Trust,
Series 2025-OANA, Class A, 144A, 1 Month SOFR + 1.743% (Cap N/A, Floor 1.743%)
5.416%(c)	06/15/40	855	857,137
BAHA Trust,
Series 2024-MAR, Class A, 144A
5.574%(cc)	12/10/41	3,000	3,061,180
BAMLL Re-REMIC Trust,
Series 2025-FRR05, Class A736, 144A
1.918%(cc)	09/27/52	4,000	3,943,959
Series 2025-FRR05, Class AK86, 144A
1.674%(s)	11/27/51	4,787	4,058,672
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,702,449
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,162	4,106,560
Series 2019-BN18, Class A2
3.474%	05/15/62	975	947,632

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-BN20, Class A2
2.758%	09/15/62	3,540	$3,338,728
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,542,026
Series 2019-BN23, Class ASB
2.846%	12/15/52	1,540	1,498,270
Series 2020-BN26, Class ASB
2.313%	03/15/63	5,002	4,823,837
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,311	2,193,043
Series 2022-BNK39, Class XA, IO
0.412%(cc)	02/15/55	20,193	420,375
Series 2022-BNK40, Class A4
3.389%(cc)	03/15/64	460	426,897
Series 2023-BNK45, Class XA, IO
1.070%(cc)	02/15/56	5,184	281,135
Series 2023-BNK46, Class XA, IO
0.617%(cc)	08/15/56	9,290	298,253
Series 2024-BNK47, Class XA, IO
0.822%(cc)	06/15/57	11,245	595,546
Series 2024-BNK48, Class XA, IO
1.144%(cc)	10/15/57	8,774	676,323
BANK5,
Series 2023-05YR04, Class XA, IO
1.005%(cc)	12/15/56	3,277	71,785
Series 2024-05YR10, Class A3
5.302%	10/15/57	3,300	3,362,395
Series 2026-5YR20, Class AS
5.336%	02/15/59	1,850	1,876,950
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)
4.592%(c)	03/15/37	3,435	3,254,788
Series 2019-C03, Class XA, IO
1.308%(cc)	05/15/52	1,445	46,424
Series 2019-C04, Class A4
2.661%	08/15/52	2,472	2,360,377
Series 2021-C10, Class XA, IO
1.194%(cc)	07/15/54	21,403	992,575
Series 2024-C24, Class XA, IO
1.624%(cc)	02/15/57	8,043	719,074
Series 2024-C26, Class XA, IO
1.013%(cc)	05/15/57	11,913	809,473
Series 2024-C28, Class XA, IO
1.108%(cc)	09/15/57	7,766	558,176
Series 2025-C32, Class XA, IO
1.128%(cc)	02/15/62	4,777	383,082
Series 2026-5C40, Class AS
5.529%(cc)	02/15/59	2,635	2,670,392
Benchmark Mortgage Trust,
Series 2019-B09, Class A4
3.751%	03/15/52	3,973	3,903,647
Series 2019-B09, Class AAB
3.933%	03/15/52	1,174	1,167,222
Series 2019-B10, Class A3
3.455%	03/15/62	690	671,431
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	$2,673,371
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,365,367
Series 2020-B22, Class A4
1.685%	01/15/54	1,500	1,340,218
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,713,452
Series 2021-B27, Class A4
2.103%	07/15/54	4,000	3,592,420
Series 2021-B28, Class XA, IO
1.236%(cc)	08/15/54	1,325	62,218
Series 2023-B39, Class XA, IO
0.573%(cc)	07/15/56	19,839	668,725
Series 2023-B40, Class XA, IO
1.173%(cc)	12/15/56	5,427	275,810
Series 2026-V20, Class AM
5.436%	02/15/59	900	908,217
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.223%(c)	06/15/42	800	797,448
BMO Mortgage Trust,
Series 2024-C09, Class XA, IO
0.860%(cc)	07/15/57	11,055	667,009
BOCA Commercial Mortgage Trust,
Series 2025-BOCA, Class A, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.273%(c)	12/15/42	2,075	2,076,297
BPR Trust,
Series 2024-PMDW, Class A, 144A
5.358%(cc)	11/05/41	1,455	1,473,193
BWAY Trust,
Series 2025-1535, Class A, 144A
5.888%(cc)	05/05/42	1,865	1,887,179
BX Commercial Mortgage Trust,
Series 2024-BIO02, Class D, 144A
7.713%(cc)	08/13/41	470	453,564
Series 2025-BCAT, Class C, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
5.573%(c)	08/15/42	1,917	1,914,174
Series 2026-ALOHA, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.050%(c)	04/15/43	3,160	3,160,000
Series 2026-CSMO, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.073%(c)	02/15/43	3,610	3,609,983
BX Trust,
Series 2019-OC11, Class E, 144A
3.944%(cc)	12/09/41	1,080	998,106
Series 2025-ARIA, Class A, 144A
5.031%(cc)	12/13/42	1,460	1,467,687
Series 2025-LUNR, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.173%(c)	06/15/40	1,323	1,324,278

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2025-LUNR, Class B, 144A, 1 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
5.523%(c)	06/15/40	389	$388,887
Series 2026-CART, Class A, 144A, 1 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)
4.723%(c)	02/15/36	4,920	4,878,487
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	590	577,228
Series 2017-CD05, Class A3
3.171%	08/15/50	1,880	1,850,043
Series 2019-CD08, Class A3
2.657%	08/15/57	4,924	4,640,812
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	2,517	2,499,209
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	1,011,056
Series 2017-C04, Class A3
3.209%	10/12/50	2,542	2,505,303
Series 2019-GC41, Class XA, IO
1.005%(cc)	08/10/56	26,648	727,613
Series 2019-GC43, Class A3
2.782%	11/10/52	3,146	2,946,469
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,830,087
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	2,149	2,140,443
Series 2024-CBM, Class A2, 144A
5.867%(cc)	12/10/41	3,115	3,123,695
Credit Suisse Mortgage Trust,
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	152,251
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
1.663%(cc)	01/15/49	360	4
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,548,916
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,411,036
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	69,330
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,198,720
DC Trust,
Series 2024-HLTN, Class A, 144A
5.727%(cc)	04/13/40	995	998,971
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	26	25,592
Series 2016-C03, Class A4
2.632%	08/10/49	1,319	1,316,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
DTP Commercial Mortgage Trust,
Series 2023-STE02, Class A, 144A
5.454%(cc)	01/15/41	770	$778,738
Durst Commercial Mortgage Trust,
Series 2025-151, Class A, 144A
4.802%(cc)	08/10/42	2,800	2,825,841
Extended Stay America Trust,
Series 2026-ESH02, Class A, 144A, 1 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)
4.873%(c)	02/15/43	2,531	2,531,185
FHLMC Multifamily Structured Pass-Through Certificates,
Series K118, Class X1, IO
0.945%(cc)	09/25/30	7,925	279,330
Series K162, Class X1, IO
0.370%(cc)	12/25/33	5,853	154,178
Series K164, Class X1, IO
0.282%(cc)	05/25/34	10,047	231,848
Series K170, Class X1, IO
0.209%(cc)	02/25/35	4,360	83,239
Series K517, Class A2
5.355%(cc)	01/25/29	2,246	2,312,469
Series K753, Class X1, IO
0.231%(cc)	10/25/30	7,344	85,949
Series Q001, Class XA, IO
2.059%(cc)	02/25/32	4,363	240,798
FREMF Mortgage Trust,
Series 2017-K64, Class B, 144A
4.003%(cc)	05/25/50	3,500	3,472,105
Series 2017-K68, Class B, 144A
3.840%(cc)	10/25/49	3,550	3,501,873
Series 2019-K102, Class C, 144A
3.531%(cc)	12/25/51	5,168	4,904,598
Series 2019-K87, Class B, 144A
4.311%(cc)	01/25/51	3,550	3,505,606
Series 2019-K88, Class B, 144A
4.386%(cc)	02/25/52	2,000	1,975,469
Series 2019-K97, Class C, 144A
3.768%(cc)	09/25/51	2,095	2,009,314
Series 2019-K99, Class B, 144A
3.646%(cc)	10/25/52	3,300	3,155,809
Government National Mortgage Assoc.,
Series 2022-113, Class Z
2.000%	09/16/61	3,665	1,898,060
GS Mortgage Securities Corp. II,
Series 2024-70P, Class A, 144A
4.956%(cc)	03/10/41	4,560	4,593,383
GS Mortgage Securities Trust,
Series 2017-GS05, Class A3
3.409%	03/10/50	4,479	4,451,432
Series 2019-GC38, Class AAB
3.835%	02/10/52	1,879	1,866,966
HTL Commercial Mortgage Trust,
Series 2024-T53, Class A, 144A
5.876%(cc)	05/10/39	1,065	1,073,235

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
INT Commercial Mortgage Trust,
Series 2025-PLAZA, Class A, 144A
4.554%(cc)	11/05/37	1,050	$1,046,480
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,964,399
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	410,104
Series 2019-MFP, Class F, 144A, 1 Month SOFR + 3.047% (Cap N/A, Floor 3.000%)
6.720%(c)	07/15/36	500	265,000
LBTY Commercial Mortgage Trust,
Series 2026-225L, Class A, 144A
4.593%(cc)	02/10/43	1,565	1,544,600
MAD Commercial Mortgage Trust,
Series 2025-11MD, Class A, 144A
4.437%(cc)	10/15/42	2,310	2,299,475
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C32, Class XA, IO
0.633%(cc)	12/15/49	4,190	13,539
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	740,925
Series 2017-H01, Class XD, IO, 144A
2.121%(cc)	06/15/50	700	15,605
Series 2019-H07, Class A3
3.005%	07/15/52	1,001	954,879
Series 2019-L02, Class A4
4.071%	03/15/52	252	248,416
Series 2021-230P, Class A, 144A, 1 Month SOFR + 1.284% (Cap N/A, Floor 1.169%)
4.956%(c)	12/15/38	3,660	3,541,050
MSWF Commercial Mortgage Trust,
Series 2023-02, Class XA, IO
0.921%(cc)	12/15/56	6,874	370,691
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	303,733
NY Commercial Mortgage Trust,
Series 2025-299P, Class A, 144A
5.664%(cc)	02/10/47	475	492,255
NYC Commercial Mortgage Trust,
Series 2025-03BP, Class A, 144A, 1 Month SOFR + 1.213% (Cap N/A, Floor 1.213%)
4.885%(c)	02/15/42	1,435	1,426,031
Series 2026-01PARK, Class A, 144A, 1 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
4.928%(c)	02/15/43	680	677,237
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	10,119	10
ONNI Commerical Mortgage Trust,
Series 2024-APT, Class A, 144A
5.196%(cc)	07/15/39	1,220	1,234,718
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
RFM Reremic Trust,
Series 2024-FRR02, Class A123, 144A
1.994%(cc)	02/27/54		2,000	$1,705,550
ROCK Trust,
Series 2024-CNTR, Class A, 144A
5.388%	11/13/41		1,450	1,474,052
Series 2024-CNTR, Class C, 144A
6.471%	11/13/41		4,425	4,559,796
Series 2024-CNTR, Class D, 144A
7.109%	11/13/41		1,390	1,444,467
Series 2024-CNTR, Class E, 144A
8.819%	11/13/41		275	286,109
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36		1,078	1,074,216
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41		500	444,679
Taurus DAC (United Kingdom),
Series 2025-UK3A, Class B, 144A, SONIA + 1.600% (Cap N/A, Floor 0.000%)
5.344%(c)	07/20/35	GBP	650	859,887
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50		1,700	1,672,075
Series 2018-C12, Class A4
4.030%	08/15/51		2,382	2,353,906
Series 2019-C16, Class A3
3.344%	04/15/52		2,063	2,018,732
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3
2.684%	10/15/49		1,749	1,741,647
Series 2017-C38, Class A4
3.190%	07/15/50		382	377,128
Series 2017-C41, Class A3
3.210%	11/15/50		3,196	3,144,446
Series 2018-1745, Class A, 144A
3.749%(cc)	06/15/36		150	141,360
Series 2019-C52, Class A4
2.643%	08/15/52		1,245	1,181,349
Series 2024-C63, Class XA, IO
1.002%(cc)	08/15/57		14,201	968,356

Total Commercial Mortgage-Backed Securities (cost $226,110,319)				223,237,736
Corporate Bonds — 21.9%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29		375	382,342
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30		399	375,314
3.100%	05/01/26		38	37,959
3.200%	03/01/29		2,432	2,344,418

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.550%	03/01/38	151	$125,387
3.900%	05/01/49	66	48,199
5.150%	05/01/30	900	913,748
5.705%	05/01/40	4,025	4,031,877
5.930%	05/01/60	1,444	1,390,092
6.388%	05/01/31	310	330,794
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/32(a)	150	155,301
Honeywell Aerospace, Inc.,
Gtd. Notes, 144A
4.600%	03/16/33	504	497,942
4.950%	03/16/36(a)	1,755	1,741,156
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
5.054%	04/27/45	106	98,447
5.350%	06/01/34	1,000	1,017,484
RTX Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	337,577
3.030%	03/15/52	450	285,015
4.125%	11/16/28	278	276,904
4.500%	06/01/42	475	421,528
5.750%	11/08/26	200	201,348
6.000%	03/15/31	340	361,273
			15,374,105
Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
6.875%	11/01/33	940	1,041,440
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	1,440	1,309,486
4.540%	08/15/47	796	643,934
5.625%	08/15/35	1,310	1,348,184
5.834%	02/20/31	565	591,072
6.000%	02/20/34	225	237,399
Bunge Ltd. Finance Corp.,
Gtd. Notes
2.750%	05/14/31(a)	2,000	1,821,423
5.150%	08/04/35	510	507,866
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/01/27	315	315,758
4.500%	03/20/42	117	102,069
4.750%	11/01/31(a)	550	552,285
5.125%	02/15/30(a)	1,390	1,418,930
5.125%	02/13/31	530	541,510
5.250%	02/13/34(a)	170	173,240
5.375%	02/15/33	535	549,882
5.625%	09/07/33	420	438,144
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	264	284,167
			11,876,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.2%
American Airlines 2015-2 Class A Pass Through Trust,
Pass-Through Certificates
4.000%	03/22/29	1,579	$1,548,336
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	96	94,619
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	93	91,889
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29(a)	171	166,281
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	53	53,056
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,642	3,635,097
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	102	101,559
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	78	76,834
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	64	62,291
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	582	561,729
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	99	95,905
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	263	241,536
United Airlines Holdings, Inc.,
Gtd. Notes
5.375%	03/01/31	470	460,307
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	109	106,853
			7,296,292
Apparel — 0.0%
Tapestry, Inc.,
Sr. Unsec’d. Notes
5.500%	03/11/35	261	261,811
Auto Manufacturers — 0.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	565	560,810
2.900%	02/16/28	675	648,057
4.125%	08/17/27	2,240	2,211,177
4.271%	01/09/27	200	199,127

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	149	$148,690
Sr. Unsec’d. Notes
5.000%	04/09/27	500	502,338
6.150%	07/15/35	1,611	1,665,343
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
5.250%	01/08/27	2,290	2,303,128
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.950%	08/15/29	1,460	1,461,577
			9,700,247
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes
5.150%	09/13/34(a)	1,285	1,292,801
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	75	76,688
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33	70	71,018
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	115	115,143
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	3,100	3,095,309
			4,650,959
Banks — 6.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A
5.515%(ff)	12/03/35	900	909,681
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.608%(ff)	09/13/29	2,500	2,615,925
Sr. Unsec’d. Notes, 144A, MTN
5.871%(ff)	03/28/35	2,500	2,572,553
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Non-Preferred Notes
5.127%	03/03/36	1,200	1,164,100
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
4.175%(ff)	03/24/28	200	199,051
4.551%	11/06/30	1,200	1,182,993
5.127%	11/06/35	800	779,433
5.538%(ff)	03/14/30	800	817,462
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	1,192	1,051,735
2.572%(ff)	10/20/32	1,317	1,172,413
2.592%(ff)	04/29/31(a)	1,184	1,093,782
2.687%(ff)	04/22/32	2,195	1,991,045
4.571%(ff)	04/27/33	1,300	1,276,069
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.045%(ff)	02/06/37	530	$522,900
5.933%(ff)	09/15/27	850	855,860
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,513	9,368,832
2.496%(ff)	02/13/31	1,402	1,295,915
2.972%(ff)	02/04/33	1,080	977,535
3.824%(ff)	01/20/28	912	907,390
3.974%(ff)	02/07/30	424	418,109
4.083%(ff)	03/20/51	335	258,910
4.271%(ff)	07/23/29	211	210,128
4.330%(ff)	03/15/50	517	419,147
5.000%	01/21/44	1,003	932,449
5.015%(ff)	07/22/33	1,584	1,593,956
Sub. Notes, MTN
4.250%	10/22/26	15	14,989
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
5.601%(ff)	03/20/30	2,500	2,560,804
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
4.026%(ff)	01/22/30	1,035	1,024,751
Sr. Unsec’d. Notes, MTN
5.060%(ff)	07/22/32	900	917,147
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
4.813%(ff)	02/02/34	1,065	1,050,767
Banque Federative du Credit Mutuel SA (France),
Sr. Preferred Notes, 144A
5.538%	01/22/30	1,215	1,250,176
Sr. Preferred Notes, 144A, MTN
4.541%	01/15/31	475	468,323
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.942%(ff)	09/10/30	948	952,405
5.690%(ff)	03/12/30	800	820,978
5.785%(ff)	02/25/36	575	579,950
6.036%(ff)	03/12/55(a)	750	762,063
7.385%(ff)	11/02/28	800	832,617
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	305,604
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	965	876,028
3.132%(ff)	01/20/33	2,200	1,980,244
4.400%	08/14/28	530	526,898
4.916%(ff)	01/15/34	1,155	1,129,560
5.198%(ff)	01/10/30	728	737,123
5.283%(ff)	11/19/30	500	507,552
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33	1,005	1,038,281
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
4.760%(ff)	01/13/32	502	494,580
5.389%(ff)	05/28/31	1,305	1,322,517
6.027%(ff)	05/28/36	1,645	1,682,448
6.293%(ff)	01/14/36	1,425	1,491,307

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
6.714%(ff)	10/19/29(a)	1,350	$1,412,948
7.003%(ff)	10/19/34	585	639,130
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
5.581%(ff)	07/03/36(a)	1,540	1,546,701
6.037%(ff)	06/15/35	1,460	1,516,053
6.840%(ff)	09/13/34	408	442,876
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30	276	283,116
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	600	595,674
5.875%	04/30/29	400	417,475
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	4,598	4,216,551
2.666%(ff)	01/29/31	640	593,589
3.520%(ff)	10/27/28	1,240	1,221,540
3.668%(ff)	07/24/28	417	412,665
3.785%(ff)	03/17/33	1,500	1,406,606
3.887%(ff)	01/10/28	317	315,474
4.503%(ff)	09/11/31	865	854,659
4.650%	07/30/45	458	400,359
4.650%	07/23/48	130	110,071
4.658%(ff)	05/24/28	1,965	1,968,755
4.910%(ff)	05/24/33	530	527,644
4.952%(ff)	05/07/31	620	623,899
5.174%(ff)	02/13/30	200	203,072
5.174%(ff)	09/11/36	390	386,226
5.449%(ff)	06/11/35	1,510	1,530,772
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	2,190	2,163,463
Sub. Notes
4.450%	09/29/27	964	963,820
4.750%	05/18/46	22	18,521
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.718%(ff)	07/23/32(a)	700	719,758
Cooperatieve Rabobank UA (Netherlands),
Sr. Non-Preferred Notes, 144A
3.649%(ff)	04/06/28	640	634,713
3.758%(ff)	04/06/33	1,000	934,013
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
5.230%(ff)	01/09/29	3,146	3,181,039
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33	920	898,731
5.222%(ff)	05/27/31	252	254,491
5.862%(ff)	01/09/36	1,210	1,247,414
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30	2,000	2,052,127
Sr. Non-Preferred Notes, 144A, MTN
5.019%(ff)	03/04/31	915	919,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28	545	$536,087
3.547%(ff)	09/18/31	345	323,307
5.297%(ff)	05/09/31	3,140	3,164,330
6.819%(ff)	11/20/29	2,500	2,623,043
Sr. Non-Preferred Notes, SOFR + 1.219%
4.879%(c)	11/16/27	715	715,570
Sr. Preferred Notes
4.469%(ff)	12/10/31	335	329,052
DNB Bank ASA (Norway),
Sr. Non-Preferred Notes, 144A, MTN
4.384%(ff)	11/04/31	605	593,656
Fifth Third Bancorp,
Sr. Unsec’d. Notes
5.141%(ff)	01/29/37	810	789,602
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.383%(ff)	07/21/32	625	551,429
2.600%	02/07/30	310	288,359
2.615%(ff)	04/22/32	2,689	2,415,786
2.640%(ff)	02/24/28	2,250	2,213,368
2.908%(ff)	07/21/42	1,640	1,155,553
3.615%(ff)	03/15/28	1,645	1,631,424
3.814%(ff)	04/23/29	910	897,455
4.223%(ff)	05/01/29	521	517,943
4.482%(ff)	08/23/28	2,077	2,076,099
4.939%(ff)	10/21/36	1,960	1,897,752
5.016%(ff)	10/23/35	630	618,461
5.049%(ff)	07/23/30(a)	1,100	1,112,821
5.065%(ff)	01/21/37(a)	1,210	1,184,749
5.218%(ff)	04/23/31(a)	1,978	2,011,171
5.536%(ff)	01/28/36	590	599,811
6.250%	02/01/41	629	663,931
Sub. Notes
6.750%	10/01/37	335	361,161
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.804%(ff)	05/24/32	989	887,128
2.848%(ff)	06/04/31	417	384,538
4.619%(ff)	11/06/31	1,175	1,156,792
4.675%(ff)	03/10/32	1,900	1,872,431
5.130%(ff)	03/03/31	545	549,149
5.133%(ff)	11/06/36	840	822,697
5.240%(ff)	05/13/31(a)	1,055	1,068,499
5.279%(ff)	03/10/37	1,130	1,107,280
5.286%(ff)	11/19/30	1,140	1,159,310
5.402%(ff)	08/11/33	735	743,935
5.887%(ff)	08/14/27	550	552,377
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28	1,370	1,369,386
5.272%(ff)	01/15/31	550	558,204
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
4.803%(ff)	03/23/32	800	794,026

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
5.420%(ff)	03/23/37	550	$546,917
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	5,020	4,775,841
2.545%(ff)	11/08/32	995	884,966
2.580%(ff)	04/22/32(a)	655	592,306
3.702%(ff)	05/06/30	62	60,480
3.782%(ff)	02/01/28	1,057	1,051,400
4.255%(ff)	10/22/31(a)	1,860	1,831,071
4.505%(ff)	10/22/28	865	865,932
4.995%(ff)	07/22/30	265	268,795
5.103%(ff)	04/22/31	1,150	1,170,795
5.140%(ff)	01/24/31	850	865,061
5.299%(ff)	07/24/29	570	580,574
5.336%(ff)	01/23/35	1,015	1,030,337
5.581%(ff)	04/22/30	235	242,177
Sub. Notes
5.576%(ff)	07/23/36	210	212,804
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31	2,125	2,091,788
4.932%(ff)	10/16/30	1,490	1,496,897
KeyCorp,
Sr. Unsec’d. Notes
5.305%(ff)	01/28/37	395	386,959
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31	920	928,091
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	03/22/28	1,624	1,620,762
4.943%(ff)	11/04/36(a)	1,520	1,466,111
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
4.700%	01/27/28	1,000	1,005,177
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.159%(ff)	04/24/31	200	202,660
5.188%(ff)	09/12/36(a)	700	692,726
5.475%(ff)	02/22/31	1,500	1,538,478
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.711%(ff)	07/08/31	1,095	1,090,641
5.323%(ff)	07/08/36(a)	2,585	2,585,524
Morgan Stanley,
Sr. Unsec’d. Notes
4.238%(ff)	01/09/30	115	113,804
4.708%(ff)	03/12/32	1,205	1,196,848
5.073%(ff)	01/30/37	1,165	1,141,039
5.230%(ff)	01/15/31	720	731,236
5.466%(ff)	01/18/35	2,375	2,411,613
5.900%(ff)	03/13/47	1,670	1,662,776
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	265	232,043
2.699%(ff)	01/22/31	2,818	2,617,447
4.431%(ff)	01/23/30	4,426	4,402,825
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	5,075	$4,396,676
1.928%(ff)	04/28/32	225	195,014
2.511%(ff)	10/20/32	220	194,286
3.591%(cc)	07/22/28	428	422,924
3.622%(ff)	04/01/31	1,080	1,035,449
5.656%(ff)	04/18/30	650	668,694
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31	1,770	1,735,087
4.892%(ff)	10/22/36	1,125	1,087,199
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.213%(ff)	02/08/30	1,565	1,548,730
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.892%(ff)	05/18/29	614	617,719
5.516%(ff)	09/30/28	1,900	1,926,795
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32	700	697,727
5.373%(ff)	07/21/36	1,160	1,169,087
5.582%(ff)	06/12/29	1,300	1,332,338
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
5.150%	02/01/34(a)	350	356,775
Sr. Unsec’d. Notes, MTN
3.875%	05/04/32	440	420,859
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.694%(ff)	04/15/31(a)	3,865	3,968,491
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Non-Preferred Notes, 144A, MTN
4.500%	09/03/30(a)	800	794,154
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.512%(ff)	05/22/31	310	315,920
5.519%(ff)	01/19/28	1,455	1,464,468
6.066%(ff)	01/19/35	1,090	1,123,098
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	2,195	2,183,239
5.250%	02/19/27	3,817	3,840,143
6.100%(ff)	04/13/33	2,820	2,923,781
6.691%(ff)	01/10/34	480	512,206
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30	1,306	1,315,664
State Street Corp.,
Sr. Unsec’d. Notes
4.784%(ff)	10/23/36	510	495,345
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
4.954%(ff)	07/08/33	2,645	2,632,138
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes
5.298%	01/30/32(a)	780	798,801

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36	1,155	$1,118,777
5.122%(ff)	01/26/34	3,695	3,681,802
U.S. Bancorp,
Sr. Unsec’d. Notes
5.775%(ff)	06/12/29	520	534,654
5.836%(ff)	06/12/34	170	177,459
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28	4,295	4,220,293
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	350	349,799
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	736	649,008
3.091%(ff)	05/14/32	2,077	1,903,518
4.194%(ff)	04/01/31	1,765	1,724,359
4.253%	03/23/28	607	604,904
5.199%(ff)	08/10/37	1,010	986,669
6.301%(ff)	09/22/34	438	466,133
Sr. Unsec’d. Notes, 144A, MTN
4.844%(ff)	11/06/33	200	196,206
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.960%(ff)	01/23/37	760	740,400
5.150%(ff)	04/23/31	280	284,754
5.211%(ff)	12/03/35	770	766,496
5.244%(ff)	01/24/31	155	157,967
5.389%(ff)	04/24/34	365	370,235
5.499%(ff)	01/23/35	1,220	1,241,379
5.605%(ff)	04/23/36	2,522	2,580,745
6.491%(ff)	10/23/34	240	259,535
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	8,461	8,258,526
2.879%(ff)	10/30/30	444	418,928
3.350%(ff)	03/02/33	2,895	2,656,048
4.808%(ff)	07/25/28	1,660	1,666,946
4.897%(ff)	07/25/33	301	299,315
5.013%(ff)	04/04/51	1,553	1,370,389
5.574%(ff)	07/25/29	309	315,975
			258,594,529
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,005	907,269
Bacardi Ltd./Bacardi-Martini BV (Bermuda),
Sr. Unsec’d. Notes, 144A
5.400%	06/15/33	359	355,616
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	300	269,739
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	32	30,011
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
3.950%	04/15/29	420	$411,314
4.050%	04/15/32	385	364,132
4.600%	05/15/30	663	656,041
5.150%	05/15/35	115	112,063
5.300%	03/15/34	561	556,247
Gtd. Notes, Series 10
5.200%	03/15/31(a)	341	344,549
Gtd. Notes, Series 31
2.250%	03/15/31(a)	1,237	1,092,037
Maple Parent Holdings Corp.,
Gtd. Notes, 144A
5.050%	03/26/31	350	348,409
5.700%	03/26/36	273	270,929
			5,718,356
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	146	122,582
4.850%	02/19/36	770	756,187
5.150%	11/15/41	855	812,171
5.650%	03/02/53	1,654	1,600,869
5.750%	03/02/63	225	216,248
Biogen, Inc.,
Sr. Unsec’d. Notes
5.750%	05/15/35(a)	645	667,005
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	489	353,817
4.750%	03/01/46	213	188,925
5.250%	10/15/33	925	956,579
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,300	1,152,660
Royalty Pharma PLC,
Gtd. Notes
5.200%	09/25/35	650	636,554
			7,463,597
Building Materials — 0.0%
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	425	248,626
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	500	357,396
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	320	325,254
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	65	66,024
Trane Technologies Financing Ltd.,
Gtd. Notes
5.100%	06/13/34	75	75,788
5.250%	03/03/33	750	769,345
			1,842,433

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.2%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
8.500%	01/12/31		1,320	$633,600
Celanese US Holdings LLC,
Gtd. Notes
6.850%(c)	11/15/28		374	388,939
CF Industries, Inc.,
Gtd. Notes
5.300%	11/26/35		750	747,436
Cornerstone Chemical Co. LLC,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%
10.000%	05/07/29^(x)		392	333,471
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		2,050	2,016,624
EIDP, Inc.,
Sr. Unsec’d. Notes
5.125%	05/15/32		1,235	1,253,360
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/01/30		1,040	925,424
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.750%	05/02/34		609	634,200
Sasol Financing USA LLC (South Africa),
Gtd. Notes
6.500%	09/27/28		950	958,617
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		180	177,487
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
7.378%	11/14/32		1,250	1,396,875
				9,466,033
Coal — 0.0%
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29		505	453,384
Commercial Services — 0.3%
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31		432	445,565
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.875%	06/15/30		750	761,532
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29		525	493,539
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		420	424,367
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	209	239,763
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Element Fleet Management Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.641%	11/24/30	1,005	$989,162
5.037%	03/25/30	425	428,945
6.319%	12/04/28	1,800	1,873,338
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	715	624,090
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	600	548,478
5.400%	03/15/33	516	504,041
5.550%	11/15/35	1,935	1,860,630
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.750%	03/15/31	325	320,285
6.000%	03/15/34	65	62,811
7.000%	06/15/30	235	241,158
7.250%	06/15/33	100	102,672
Hertz Corp. (The),
Sr. Unsec’d. Notes, 144A
6.000%	01/15/28^	379	—
7.125%	08/01/26^	255	—
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35(a)	875	863,086
			10,783,462
Computers — 0.1%
Accenture Capital, Inc.,
Gtd. Notes
4.500%	10/04/34	309	298,893
CGI, Inc. (Canada),
Sr. Unsec’d. Notes
1.450%	09/14/26	1,000	986,643
Dell International LLC/EMC Corp.,
Gtd. Notes
5.300%	04/01/32(a)	1,965	1,996,006
Sr. Unsec’d. Notes
5.300%	10/01/29	1,250	1,275,585
Leidos, Inc.,
Gtd. Notes
5.000%	03/15/36	585	565,517
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	400	428,146
			5,550,790
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.375%	03/24/27	370	366,495
3.625%	03/24/32	400	376,753
			743,248

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26	1,156	$1,143,635
3.300%	01/30/32	4,739	4,296,882
Aircastle Ltd./Aircastle Ireland DAC,
Gtd. Notes, 144A
5.000%	09/15/30	1,066	1,062,024
5.250%	03/15/30	602	605,900
5.750%	10/01/31	365	373,689
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)	435	429,678
Sr. Unsec’d. Notes
4.804%(ff)	10/24/36	685	662,268
4.918%(ff)	07/20/33	450	451,111
5.085%(ff)	01/30/31(a)	455	462,824
5.442%(ff)	01/30/36	775	788,692
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
5.125%	04/10/30	695	698,412
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	890	860,221
4.200%	04/15/29	485	476,542
4.700%	01/30/31	595	582,326
4.850%	04/01/33	143	136,975
4.950%	01/15/28	1,097	1,100,642
4.950%	10/15/32	216	210,150
5.150%	01/15/30	6,245	6,269,706
5.750%	03/01/29	230	235,295
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.878%(ff)	11/02/27	475	467,154
7.624%(ff)	10/30/31	875	966,428
7.964%(ff)	11/02/34	1,000	1,146,080
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
5.875%	08/24/26	880	884,656
6.136%(ff)	08/24/34	180	191,515
Equitable America Global Funding,
Sec’d. Notes, 144A
4.700%	09/15/32	290	281,296
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31	170	158,927
ICITII,
Gtd. Notes, 144A
6.000%	01/31/33^	19	8,678
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
2.650%	09/15/40	930	673,357
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.150%	03/17/30	578	575,454
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31(a)	1,497	$1,332,535
6.070%	07/12/28	2,000	2,061,723
Nuveen LLC,
Sr. Unsec’d. Notes, 144A
5.550%	01/15/30	265	271,636
OneMain Finance Corp.,
Gtd. Notes
6.625%	05/15/29	585	587,731
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	923	875,370
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	296,580
Synchrony Financial,
Sr. Unsec’d. Notes
2.875%	10/28/31	65	56,724
4.947%(ff)	02/25/32	500	485,451
5.450%(ff)	03/06/31	1,015	1,013,725
5.935%(ff)	08/02/30	501	509,420
6.000%(ff)	07/29/36(a)	1,030	1,016,369
			34,707,781
Electric — 2.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	8,231	8,149,127
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	63,075
AES Corp. (The),
Sr. Unsec’d. Notes
5.800%	03/15/32(a)	1,010	1,016,216
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	107	74,427
3.750%	03/01/45	187	143,934
4.150%	08/15/44	150	122,827
Sr. Unsec’d. Notes, Series 11-C
5.200%	06/01/41	170	163,327
Sr. Unsec’d. Notes, Series C
4.300%	03/15/31	650	644,025
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	437,331
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.700%	08/15/34	320	331,515
6.350%	12/15/32	350	375,423
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.650%	06/01/54(a)	1,050	1,019,320

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	$239,842
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	06/01/29	636	651,714
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	310	289,838
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	485	315,644
5.500%	03/15/55	765	728,253
5.700%	05/15/54	425	416,437
5.750%	11/15/55	145	143,169
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.750%	03/15/54	1,000	971,379
5.800%	03/01/33	397	416,486
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	38,529
5.000%	02/01/31	60	60,168
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	592	653,427
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30(a)	410	377,854
2.550%	06/15/31	1,934	1,739,358
3.500%	06/15/51	255	170,703
4.500%	08/15/32	280	275,747
4.950%	09/15/35	2,060	2,011,366
5.000%	08/15/52	300	256,854
5.450%	06/15/34	535	547,959
5.700%	09/15/55	630	595,483
5.800%	06/15/54	410	393,051
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	420	376,214
Duke Energy Ohio, Inc.,
First Mortgage
5.550%	03/15/54	355	339,961
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	313,002
5.550%	03/15/55	130	125,502
Edison International,
Sr. Unsec’d. Notes
4.800%	03/15/31	685	668,911
6.250%	03/15/30	595	616,656
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46(a)	1,380	1,134,708
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.625%	07/12/26	545	540,904
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.000%	09/30/35	835	$810,485
Entergy Arkansas LLC,
First Mortgage
2.650%	06/15/51	2,000	1,161,086
Entergy Louisiana LLC,
First Mortgage
5.800%	03/15/55	375	368,153
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	1,459	1,024,477
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	551	555,305
Sr. Unsec’d. Notes, 144A, MTN
8.450%	08/10/28	430	450,907
Evergy Metro, Inc.,
General Ref. Mortgage
5.400%	04/01/34	421	432,896
Mortgage
4.200%	03/15/48	561	445,441
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	479	454,165
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	915	839,181
4.450%	12/15/30	320	315,767
5.125%	05/15/33(a)	515	513,879
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27	175	173,643
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	410	349,867
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	450	456,246
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	113,792
Florida Power & Light Co.,
First Mortgage
5.300%	04/01/53	1,000	939,913
Georgia Power Co.,
Sr. Unsec’d. Notes
4.000%	10/01/28	205	203,726
4.700%	05/15/32	240	240,461
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	488,040
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,140	2,000,573
5.500%	04/15/36	50	50,132
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
5.100%	01/15/35	470	470,352

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
MidAmerican Energy Co.,
First Mortgage
4.400%	10/15/44	1,400	$1,181,674
4.800%	09/15/43	1,105	997,395
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	120,322
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	770	719,728
5.850%	02/15/34	200	209,749
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30(a)	700	638,050
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
5.996%	07/03/55	330	324,694
NRG Energy, Inc.,
Gtd. Notes, 144A
3.375%	02/15/29	123	116,895
3.625%	02/15/31	50	46,177
3.875%	02/15/32	430	394,559
Sr. Sec’d. Notes, 144A
5.407%	10/15/35(a)	1,275	1,248,728
Sr. Unsec’d. Notes, 144A
5.750%	01/15/34	400	395,460
NSTAR Electric Co.,
Sr. Unsec’d. Notes
5.400%	06/01/34	15	15,343
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	220	191,850
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
4.950%	12/15/29	220	222,532
5.500%	01/15/33	315	324,027
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	244,559
5.000%	06/01/33	1,470	1,465,204
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	321	311,042
2.500%	02/01/31	2,105	1,888,079
3.300%	08/01/40	397	297,018
3.950%	12/01/47	1,410	1,024,079
4.000%	12/01/46	1,650	1,208,069
4.300%	03/15/45	1,077	840,621
4.600%	06/15/43	116	95,264
4.750%	02/15/44	165	137,705
4.950%	07/01/50	1,496	1,242,630
5.450%	06/15/27	2,100	2,120,867
5.800%	05/15/34	2,010	2,058,402
5.900%	10/01/54	1,000	935,674
6.000%	05/01/56	1,165	1,107,595
6.100%	01/15/29	415	429,513
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
6.100%	10/15/55	225	$216,370
6.150%	01/15/33	423	442,703
6.750%	01/15/53	521	542,279
6.950%	03/15/34(a)	857	939,108
PacifiCorp,
First Mortgage
4.125%	01/15/49	69	50,240
5.450%	04/15/33	225	225,620
5.800%	04/15/36	215	216,664
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	101,060
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	230,074
PG&E Corp.,
Jr. Sub. Notes
7.375%(ff)	03/15/55	75	75,422
PG&E Wildfire Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-5
5.099%	06/01/54	1,800	1,648,931
Pinnacle West Capital Corp.,
Sr. Unsec’d. Notes
4.900%	05/15/28	580	584,625
5.150%	05/15/30	602	611,804
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	1,145	1,291,339
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.200%	01/15/35	1,440	1,433,218
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
5.450%	04/01/34	145	147,281
6.125%	10/15/33	730	773,762
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.725%	03/15/35	2,000	2,015,870
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	196,126
5.350%	04/01/53	2,950	2,720,259
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
5.341%	03/15/47	650	645,623
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	334	302,360
2.750%	02/01/32	330	294,307
3.650%	02/01/50	1,245	857,696
5.150%	06/01/29	605	613,419
5.700%	03/01/53	520	479,638
5.750%	04/15/54	1,235	1,146,689
5.900%	03/01/55	455	433,741
First Mortgage, Series E
5.450%	06/01/52	474	418,461

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage
4.000%	04/01/47(k)	810	$602,603
4.650%	10/01/43	80	66,991
6.000%	01/15/34	235	245,420
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	131	99,338
First Ref. Mortgage, Series C
4.125%	03/01/48	932	701,117
Southern Co. (The),
Sr. Unsec’d. Notes
5.700%	03/15/34	125	129,650
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	2,585	2,430,380
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35(a)	1,205	1,168,667
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes
5.200%	04/01/36	335	329,499
5.300%	04/01/33	265	269,075
5.900%	04/01/56	510	495,928
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.950%	03/15/36	1,940	1,890,329
5.000%	01/15/34	280	279,492
5.650%	03/15/55	1,700	1,633,200
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	80	64,267
Sr. Unsec’d. Notes, Series C
4.900%	09/15/35(a)	1,935	1,892,964
Vistra Corp.,
Jr. Sub. Notes, 144A
8.000%(ff)	10/15/26(oo)	925	932,618
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	2,700	2,906,837
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	845	842,911
Sr. Sec’d. Notes, 144A
5.250%	10/15/35	1,126	1,097,145
5.350%	01/31/36	520	508,892
5.700%	12/30/34	270	272,089
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30	295	304,401
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
4.750%	01/15/28(a)	565	569,085
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes
5.375%	03/30/34	250	254,231
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	245	240,766
5.600%	04/15/35(a)	1,285	1,306,157
			104,550,398
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		90	$89,432
5.500%	04/15/34		105	103,492
				192,924
Electronics — 0.0%
Amphenol Corp.,
Sr. Unsec’d. Notes
5.300%	11/15/55		960	901,138
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		644	535,099
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		545	531,675
4.250%	10/31/26		1,386	1,381,634
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,500	1,427,566
				3,875,974
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		500	481,165
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		1,375	1,392,935
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32		335	348,811
				2,222,911
Environmental Control — 0.0%
Veralto Corp.,
Gtd. Notes
5.500%	09/18/26		305	306,275
Foods — 0.5%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.500%	03/31/31		55	54,402
5.750%	03/31/34		90	88,084
B&G Foods, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		325	320,108
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31	EUR	110	119,833
8.125%	05/14/30	GBP	200	243,873
Sr. Sec’d. Notes, 144A
8.000%	07/01/31	EUR	1,075	1,170,697
Bimbo Bakeries USA, Inc. (Mexico),
Gtd. Notes, 144A
5.375%	01/09/36		750	746,850

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.500%	01/15/36	1,885	$1,876,379
5.750%	04/01/33	250	257,707
5.950%	04/20/35	305	315,135
6.250%	03/01/56	345	334,091
6.375%	04/15/66	2,615	2,552,362
6.500%	12/01/52	175	176,145
7.250%	11/15/53	250	273,832
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Sr. Unsec’d. Notes
6.750%	03/15/34	1,480	1,625,144
Kraft Heinz Foods Co.,
Gtd. Notes
4.875%	10/01/49	1,550	1,264,715
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	09/15/34(a)	330	325,982
5.500%	09/15/54	900	836,160
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	505	408,975
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32	225	227,644
5.200%	03/01/35(a)	2,100	2,119,097
5.650%	05/01/45	3,475	3,429,259
Pilgrim’s Pride Corp.,
Gtd. Notes
4.250%	04/15/31	353	337,981
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.700%	03/15/34	150	155,278
			19,259,733
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.900%	11/15/33	450	480,960
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.866%	08/05/32	1,600	1,566,794
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
1.750%	10/01/30	201	178,314
5.850%	01/15/41	251	256,243
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	399,993
3.600%	05/01/30(a)	790	761,749
5.350%	04/01/34	250	254,376
5.350%	07/15/35(a)	750	755,709
5.400%	06/30/33	90	92,191
Southern California Gas Co.,
First Mortgage
5.750%	06/01/53	260	253,274
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
6.000%	06/15/55	550	$552,524
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series B
5.100%	09/15/35	785	774,848
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30	250	227,465
			6,554,440
Healthcare-Products — 0.2%
Augusta SpinCo Corp.,
Gtd. Notes
4.656%	03/23/31	435	432,739
Boston Scientific Corp.,
Sr. Unsec’d. Notes
4.550%	03/01/39	1,000	939,212
Solventum Corp.,
Sr. Unsec’d. Notes
5.600%	03/23/34(a)	1,601	1,636,576
5.900%	04/30/54(a)	527	515,433
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.473%	10/07/32	2,278	2,254,345
4.902%	02/12/36	995	986,618
			6,764,923
Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42	283	235,886
6.750%	12/15/37	469	506,444
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	523	411,698
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	905	758,724
2.625%	08/01/31	280	234,281
Cigna Group (The),
Gtd. Notes
4.800%	08/15/38	1,052	988,436
Sr. Unsec’d. Notes
3.200%	03/15/40	3,892	3,011,734
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42	214	183,607
Sr. Sec’d. Notes
5.205%	12/01/31	275	280,221
5.318%	12/01/34	3,145	3,153,277
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	1,540	1,480,657
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.550%	05/15/52	210	169,270
5.375%	06/15/34	425	430,678

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes
3.625%	03/15/32(a)	336	$312,052
4.625%	03/15/52	1,800	1,432,586
4.900%	11/15/35	310	299,875
5.250%	03/01/30(a)	1,050	1,070,673
5.450%	09/15/34	520	524,830
5.500%	06/15/47	656	601,495
5.600%	04/01/34	75	76,584
5.750%	03/01/35	804	826,644
5.950%	09/15/54	350	336,169
6.100%	04/01/64	120	115,864
Humana, Inc.,
Sr. Unsec’d. Notes
5.550%	05/01/35	540	533,732
5.750%	03/01/28	796	811,727
5.950%	03/15/34	194	197,646
Icon Investments Six DAC,
Sr. Sec’d. Notes
5.849%	05/08/29	200	203,670
6.000%	05/08/34(a)	400	399,489
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	953,194
Unsec’d. Notes, Series 2021
2.810%	06/01/41	350	255,101
Laboratory Corp. of America Holdings,
Gtd. Notes
4.350%	04/01/30	2,570	2,548,051
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/31/30	528	409,951
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% and PIK 5.000%
11.500%	12/31/30	207	187,665
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56(a)	910	705,339
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	148,556
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
6.400%	11/30/33	500	543,892
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29	275	267,190
4.625%	06/15/28	200	198,309
Sr. Sec’d. Notes, 144A
5.500%	11/15/32	640	634,180
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	310	280,817
2.300%	05/15/31	200	179,400
2.750%	05/15/40(k)	840	610,188
3.875%	08/15/59	511	356,191
4.200%	05/15/32	635	618,805
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.500%	04/15/33(k)	385	$376,024
4.750%	05/15/52(k)	175	147,155
			29,007,957
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,908	1,854,784
Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29	475	475,117
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	179,510
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	358,068
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	1,247	1,183,091
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	11/15/32	80	80,204
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	249	246,281
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27	307	306,382
			2,828,653
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)	190	182,963
6.625%	05/15/32(a)	95	90,812
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	145	149,946
			423,721
Insurance — 0.4%
Aon North America, Inc.,
Gtd. Notes
5.450%	03/01/34	1,710	1,747,391
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32	265	275,120
8.375%	02/01/34	410	399,350
Athene Global Funding,
Sec’d. Notes, 144A, MTN
2.646%	10/04/31	1,000	867,305
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49	553	453,315

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29(a)	600	$607,588
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	240	236,333
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	800	757,969
F&G Annuities & Life, Inc.,
Gtd. Notes
6.500%	06/04/29	435	436,737
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31	830	770,612
6.000%	12/07/33	2,760	2,881,337
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	1,991
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.350%	11/15/35(a)	830	808,304
6.300%	10/09/37	447	459,914
Markel Group, Inc.,
Sr. Unsec’d. Notes
5.000%	03/30/43	154	137,832
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66	459	467,861
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A
5.100%	01/25/29	1,180	1,196,604
Protective Life Global Funding,
Sec’d. Notes, 144A, MTN
5.215%	06/12/29	300	305,505
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	309	339,509
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44	653	583,049
			13,733,626
Internet — 0.7%
Alphabet, Inc.,
Sr. Unsec’d. Notes
5.300%	05/15/65	1,275	1,174,592
5.350%	11/15/45	475	463,594
5.500%	02/15/46	575	570,395
5.650%	02/15/56	845	841,637
5.700%	11/15/75	1,145	1,108,815
5.750%	02/15/66	765	757,520
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	313	182,186
4.250%	08/22/57	145	112,858
4.550%	03/13/33	1,030	1,020,038
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
4.875%	03/13/36	2,825	$2,798,680
5.800%	03/13/56	590	588,558
5.950%	03/13/66	1,930	1,934,798
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49	4,590	4,727,119
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33	140	136,270
Identity Digital, Inc.,
6.793%	03/20/65^	3,400	3,409,520
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35(a)	1,400	1,373,132
5.400%	08/15/54	1,350	1,222,501
5.500%	11/15/45	1,390	1,316,288
5.550%	08/15/64	1,190	1,068,798
5.625%	11/15/55	580	543,283
5.750%	11/15/65(a)	1,327	1,230,709
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/34	125	122,253
4.800%	09/15/35(a)	835	810,932
			27,514,476
Investment Companies — 0.1%
Ares Strategic Income Fund,
Sr. Unsec’d. Notes, 144A
5.150%	01/15/31	1,045	986,782
5.550%	04/15/31	2,215	2,122,920
5.800%	09/09/30	665	647,497
			3,757,199
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29	205	205,001
7.375%	05/01/33	125	122,329
7.500%	09/15/31	300	299,350
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33	85	84,276
6.000%	12/15/35	125	123,284
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.000%	04/01/31	70	71,179
9.250%	10/01/28	320	331,296
			1,236,715
Leisure Time — 0.0%
Carnival Corp.,
Gtd. Notes, 144A
5.125%	05/01/29	390	385,667
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	300	292,885

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	355	$352,253
			1,030,805
Lodging — 0.0%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	208	205,993
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	322	320,520
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28	396	398,708
			925,221
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	441	458,178
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.900%	05/29/30	715	722,499
5.611%	03/11/34	760	782,011
			1,962,688
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	164	164,030
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	80	74,750
3.500%	03/01/42	490	335,179
3.850%	04/01/61	909	531,193
4.400%	12/01/61	512	329,511
5.050%	03/30/29	2,216	2,227,097
5.125%	07/01/49	685	525,670
5.375%	05/01/47	246	197,885
5.500%	04/01/63	480	370,477
5.750%	04/01/48	365	305,098
6.384%	10/23/35	545	554,810
6.484%	10/23/45	20	18,422
6.550%	06/01/34	190	197,134
6.650%	02/01/34	275	286,748
6.834%	10/23/55	151	143,420
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	694	397,009
2.887%	11/01/51	2,357	1,362,320
2.937%	11/01/56	445	247,065
3.250%	11/01/39	305	234,832
3.400%	04/01/30	340	326,472
3.400%	07/15/46(a)	55	37,504
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.750%	04/01/40	926	$750,016
3.969%	11/01/47	1,053	775,314
3.999%	11/01/49	297	215,400
4.000%	08/15/47	130	96,398
4.250%	10/15/30	494	488,546
4.250%	01/15/33	292	282,069
5.650%	06/01/54(a)	325	299,810
Gtd. Notes, 144A
5.168%	01/15/37	524	510,425
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/01/34	2,430	2,332,751
5.950%	09/01/54	815	709,490
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	138	122,301
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	615	361,144
4.125%	12/01/30	200	119,921
5.375%	02/01/28	260	192,470
5.500%	04/15/27	350	303,736
6.500%	02/01/29	900	574,461
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	288	102,190
5.750%	01/15/30	550	206,641
Paramount Global,
Gtd. Notes
4.375%	03/15/43	1,598	963,221
4.950%	05/19/50(a)	735	437,258
5.850%	09/01/43	1,091	755,248
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	1,500	1,125,004
5.875%	11/15/40	285	257,396
6.550%	05/01/37	692	697,604
6.750%	06/15/39	714	708,434
7.300%	07/01/38	1,201	1,256,002
			23,509,876
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.250%	03/19/36	200	196,078
5.750%	04/05/34	1,365	1,403,329
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	105	104,879
5.750%	05/01/43	17	16,801
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
4.900%	02/28/33	560	560,658
Capstone Copper Corp. (Canada),
Gtd. Notes, 144A
6.750%	03/31/33	135	133,988

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.375%	02/15/36	660	$631,491
7.250%	02/15/34	415	420,154
Freeport-McMoRan, Inc.,
Gtd. Notes
4.625%	08/01/30	36	35,791
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29	1,515	1,544,338
5.508%	04/01/36	500	501,371
5.634%	04/04/34	552	563,473
6.375%	10/06/30	835	885,996
6.500%	10/06/33	155	167,567
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32	145	149,700
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30	525	529,618
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	93	92,819
			7,938,051
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	158	135,042
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes, MTN
4.450%	11/21/44	400	345,356
			480,398
Oil & Gas — 0.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,301	3,922,484
Sr. Unsec’d. Notes, 144A
5.250%	10/30/35	470	457,526
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27	28	32,670
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32	900	914,387
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	882	568,308
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	3,855	3,421,515
5.400%	06/15/47	111	100,119
6.750%	11/15/39	53	57,606
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	345	252,186
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.025%	03/15/62	1,314	$946,319
4.300%	11/15/44(k)	362	303,539
5.500%	01/15/55(a)	15	14,329
5.550%	03/15/54	170	162,883
5.700%	09/15/63	550	529,416
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	504	496,258
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/35	730	732,652
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32	425	430,980
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	311	272,965
Diamondback Energy, Inc.,
Gtd. Notes
5.400%	04/18/34	740	751,641
5.750%	04/18/54	200	189,390
5.900%	04/18/64	780	740,786
6.250%	03/15/33	525	560,579
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	1,380	1,456,383
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.500%	05/15/34	475	485,917
5.950%	05/15/54	550	544,251
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/30	50	54,436
Sr. Unsec’d. Notes, 144A
3.625%	05/15/31	560	522,892
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40	505	418,590
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	205	145,978
4.114%	03/01/46(a)	534	440,113
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	475	541,363
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	103	101,457
6.000%	02/01/31	103	99,700
6.250%	04/15/32	625	604,546
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33(a)	1,100	1,160,928
7.375%	11/01/31	150	166,016

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	274	$363,573
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	01/23/29		1,215	1,218,147
6.625%	06/15/38		10	9,000
6.700%	02/16/32		1,276	1,248,885
6.840%	01/23/30		73	73,248
Gtd. Notes, MTN
6.750%	09/21/47		78	62,279
8.750%	06/02/29		956	1,005,138
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30		700	630,162
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
6.375%	06/02/55		1,000	993,750
Sr. Unsec’d. Notes, 144A, MTN
5.875%	07/17/64		275	249,890
6.000%	02/02/56		545	514,229
Shell Finance US, Inc.,
Gtd. Notes, 144A
6.375%	12/15/38		665	731,384
TotalEnergies Capital SA (France),
Gtd. Notes
5.425%	09/10/64		800	738,262
5.638%	04/05/64		955	913,482
				31,352,537
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Gtd. Notes
5.000%	06/15/36		830	814,626
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.,
Gtd. Notes
5.125%	03/12/36(a)		960	932,786
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32		3,450	3,203,468
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK #.###%
6.500%	06/30/27(d)		—(r)	—
Ardagh Group SA,
Sec’d. Notes, 144A, Cash coupon 5.500% and PIK 6.500%
12.000%	12/01/30		200	168,070
Sr. Sec’d. Notes, 144A
9.500%	12/01/30		228	238,470
Ball Corp.,
Gtd. Notes
5.500%	09/15/33		500	500,470
6.000%	06/15/29		325	330,277
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31		2,390	2,475,461
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Clydesdale Acquisition Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/32	225	$212,841
Packaging Corp. of America,
Sr. Unsec’d. Notes
4.050%	12/15/49(a)	1,350	1,029,912
			9,091,755
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	1,974	1,900,298
4.050%	11/21/39(k)	3,095	2,716,208
4.250%	11/21/49	497	403,040
4.750%	03/15/36	350	342,761
4.950%	03/15/31(a)	200	204,281
5.550%	03/15/56	505	493,810
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49	468	375,666
5.200%	02/22/34	730	747,862
5.550%	02/22/54	385	370,650
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.500%	09/15/30	975	969,921
5.000%	11/15/29	1,180	1,197,001
5.450%	02/15/34	400	408,634
Cencora, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/34	1,000	1,007,851
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	148,499
2.125%	09/15/31	663	574,891
3.250%	08/15/29	422	404,348
3.750%	04/01/30	448	433,094
4.125%	04/01/40	79	65,910
5.125%	07/20/45	790	694,978
5.300%	12/05/43	130	118,099
CVS Pass-Through Trust,
Pass-Through Certificates
6.036%	12/10/28	111	112,076
6.943%	01/10/30	132	135,540
Novartis Capital Corp.,
Gtd. Notes
5.700%	03/18/56	240	241,531
Pfizer Investment Enterprises Pte Ltd.,
Gtd. Notes
5.340%	05/19/63	705	640,477
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30	597	558,607
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	2,148,352

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.000%	06/22/50	1,130	$739,871
			18,154,256
Pipelines — 1.0%
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	965,278
4.000%	03/01/31	210	201,619
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	990	986,732
Columbia Pipelines Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
5.097%	10/01/31	828	832,802
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.695%	10/01/54	1,550	1,468,811
5.927%	08/15/30	715	748,493
6.036%	11/15/33	820	864,420
6.544%	11/15/53	150	157,742
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
6.200%	01/15/55	405	411,117
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	40,894
Enbridge, Inc. (Canada),
Gtd. Notes
5.450%	03/27/36	630	635,207
5.625%	04/05/34	1,000	1,029,548
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	25	25,472
Sr. Unsec’d. Notes
4.950%	06/15/28	634	640,685
5.000%	05/15/50	556	461,049
5.300%	04/01/44	9	8,065
5.400%	10/01/47	3,551	3,156,294
6.250%	04/15/49	1,325	1,299,371
7.500%	07/01/38	192	220,021
Enterprise Products Operating LLC,
Gtd. Notes
5.200%	01/15/36	575	578,079
5.950%	02/01/41(k)	335	349,135
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.510%	02/23/42	300	310,365
Sr. Sec’d. Notes, 144A, MTN
5.853%	02/23/36	575	576,150
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50	1,278	829,598
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	365	328,431
4.700%	04/15/48	177	144,143
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.950%	09/01/32	750	$748,066
5.000%	01/15/33	1,235	1,227,484
5.200%	03/01/47	1,498	1,323,777
5.200%	12/01/47	1,820	1,598,143
5.500%	06/01/34	1,130	1,143,101
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
3.250%	07/15/31	850	781,805
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	772,650
ONEOK, Inc.,
Gtd. Notes
5.050%	11/01/34(a)	1,250	1,218,306
5.400%	10/15/35	100	99,372
5.550%	11/01/26	160	160,934
5.800%	11/01/30	260	270,467
6.050%	09/01/33	355	372,037
6.625%	09/01/53	1,340	1,376,177
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	180	185,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	649,687
Targa Resources Corp.,
Gtd. Notes
4.350%	04/15/31	355	347,583
5.400%	07/30/36(a)	660	655,215
5.550%	08/15/35	1,845	1,861,016
6.250%	07/01/52	95	94,605
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32	180	170,687
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.950%	05/15/50	540	407,217
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	61,798
4.125%	08/15/31	40	37,202
6.250%	01/15/30	925	946,020
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(a)(oo)	1,630	1,622,613
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	303	294,424
4.500%	03/01/28	20	20,023
5.250%	02/01/50	51	43,009
5.300%	03/01/48	77	65,067
5.500%	08/15/48	11	9,504
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	11	10,917
4.900%	01/15/45	390	341,698

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.100%	09/15/45	353	$319,172
5.150%	03/15/34	105	105,205
5.150%	03/15/36(a)	680	670,077
5.400%	03/04/44	417	388,279
5.650%	03/15/33(a)	95	98,275
			37,766,321
Real Estate — 0.0%
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30	190	189,670
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.375%	02/01/31	1,500	1,378,097
			1,567,767
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	12/15/32	1,650	1,620,475
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	5,683	5,527,850
COPT Defense Properties LP,
Gtd. Notes
2.900%	12/01/33	955	807,841
Crown Castle, Inc.,
Sr. Unsec’d. Notes
5.600%	06/01/29	1,200	1,228,896
Equinix Europe 2 Financing Corp. LLC,
Gtd. Notes
4.700%	03/15/33	1,125	1,093,338
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32	1,031	920,656
4.000%	01/15/31	745	704,552
Goodman US Finance Six LLC (Australia),
Gtd. Notes, 144A
5.125%	10/07/34	385	382,182
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	2,013	1,870,980
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32	25	25,377
NNN REIT, Inc.,
Sr. Unsec’d. Notes
5.500%	06/15/34	1,000	1,015,260
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	275	264,607
5.875%	10/01/28	800	795,513
Prologis Targeted US Logistics Fund LP,
Gtd. Notes, 144A
4.250%	01/15/31	370	362,222
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.750%	01/15/36		750	$718,373
Realty Income Corp.,
Sr. Unsec’d. Notes
4.500%	02/01/33		1,190	1,160,995
4.900%	07/15/33		1,000	997,793
Starwood Property Trust, Inc.,
Gtd. Notes, 144A
5.250%	10/15/28		590	585,029
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		2,534	2,268,201
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,803	1,800,646
5.750%	02/01/27		3,418	3,438,057
				27,588,843
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		366	357,765
AutoNation, Inc.,
Sr. Unsec’d. Notes
1.950%	08/01/28		1,500	1,412,648
5.890%	03/15/35		1,760	1,796,130
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	150	173,377
7.375%	08/31/32	GBP	175	230,472
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		800	832,973
9.000%	06/01/31		856	925,912
Darden Restaurants, Inc.,
Sr. Unsec’d. Notes
3.850%	05/01/27(a)		950	943,469
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32		1,075	936,819
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.600%	07/01/30		337	327,336
4.200%	04/01/50		619	488,147
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
5.000%	08/19/34		125	123,783
Rite Aid Corp.,
Sec’d. Notes
—%(p)	12/31/47^		60	—
				8,548,831
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Non-Preferred Notes, 144A
3.960%(ff)	07/18/30		895	873,524

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Savings & Loans (cont’d.)
5.537%(ff)	07/14/36	395	$394,312
			1,267,836
Semiconductors — 0.5%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.800%	10/01/41	750	538,275
Broadcom, Inc.,
Sr. Unsec’d. Notes
4.200%	10/15/30	925	914,472
4.800%	02/15/36	135	131,503
4.900%	07/15/32(k)	2,300	2,320,711
5.050%	07/12/29	390	398,084
5.150%	11/15/31	1,600	1,642,256
5.200%	07/15/35(a)	725	730,307
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,100	934,610
3.187%	11/15/36	2,200	1,838,719
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
5.900%	01/25/33	555	571,283
6.150%	01/25/32(a)	1,010	1,055,554
Intel Corp.,
Sr. Unsec’d. Notes
3.050%	08/12/51	145	87,801
3.200%	08/12/61	176	98,178
3.250%	11/15/49(a)	331	208,698
3.734%	12/08/47	2,019	1,411,297
4.100%	05/11/47	340	253,150
4.750%	03/25/50	651	525,902
5.050%	08/05/62	550	443,391
KLA Corp.,
Sr. Unsec’d. Notes
4.650%	07/15/32	900	904,095
Marvell Technology, Inc.,
Sr. Unsec’d. Notes
5.450%	07/15/35(a)	1,764	1,792,150
5.750%	02/15/29	900	928,223
Micron Technology, Inc.,
Sr. Unsec’d. Notes
5.300%	01/15/31	746	780,520
5.875%	02/09/33	180	191,922
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40(a)	1,080	899,331
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes
5.000%	01/15/33(a)	1,100	1,092,661
			20,693,093
Software — 0.8%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)	455	432,740
9.250%	06/01/30	275	267,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
4.800%	03/10/31	566	$561,365
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.400%	07/01/49	400	302,185
5.150%	08/12/34(a)	2,200	2,136,216
Microsoft Corp.,
Sr. Unsec’d. Notes
2.921%	03/17/52	140	89,912
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33	95	98,388
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34	150	156,865
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	430	392,279
3.600%	04/01/50(a)	1,695	1,022,582
3.950%	03/25/51	810	513,520
4.100%	03/25/61	1,734	1,070,096
4.300%	07/08/34	2,293	2,033,943
4.450%	09/26/30	200	192,744
4.700%	09/27/34	2,425	2,211,994
4.800%	09/26/32(a)	2,355	2,240,787
4.900%	02/06/33	740	701,017
5.350%	05/04/33(a)	830	807,564
5.500%	08/03/35	540	515,880
5.500%	09/27/64	475	361,985
5.700%	02/04/36	715	687,412
5.875%	09/26/45	340	293,609
6.000%	08/03/55(a)	295	247,341
6.100%	09/26/65	90	74,597
6.550%	02/04/46	560	522,833
6.700%	02/04/56	1,505	1,394,022
6.850%	02/04/66(a)	2,510	2,304,409
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.750%	02/15/32(a)	375	370,240
4.900%	10/15/34	650	627,674
Salesforce, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/29	1,085	1,087,024
5.200%	03/15/33	720	718,724
6.400%	03/15/46(a)	1,720	1,731,795
6.550%	03/15/56	370	370,893
6.700%	03/15/66(a)	1,215	1,233,660
Synopsys, Inc.,
Sr. Unsec’d. Notes
5.700%	04/01/55	895	854,808
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.000%	04/14/32	1,650	1,573,620
			30,202,183

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.6%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	766	$749,004
2.550%	12/01/33	251	212,350
3.500%	06/01/41	4,242	3,288,613
3.500%	09/15/53	792	518,776
3.550%	09/15/55	397	258,128
3.650%	09/15/59	869	561,597
3.800%	12/01/57	692	466,228
4.350%	06/15/45	214	172,492
4.500%	05/15/35	115	108,971
5.350%	09/01/40	230	221,338
5.550%	08/15/41	221	213,309
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31	395	402,232
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31	2,050	2,041,993
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A
0.000%(s)	12/31/30(x)	15	1
Sr. Sec’d. Notes, Series 3B14, 144A
0.000%(s)	12/31/30^(x)	51	—
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	840	852,430
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29	1,725	1,863,001
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	950	950,124
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	1,820	1,853,246
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
5.171%	07/16/32	745	751,266
Orange SA (France),
Sr. Unsec’d. Notes, 144A, MTN
4.250%	01/13/31	1,015	995,268
5.000%	01/13/36	1,700	1,665,939
Rogers Communications, Inc. (Canada),
Gtd. Notes
4.550%	03/15/52	1,200	942,591
5.300%	02/15/34	420	418,273
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31	1,165	1,154,480
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	247	224,449
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29	1,150	$1,204,798
			22,090,897
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
0.010%	07/05/22	200	1,300
Transportation — 0.1%
CSX Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/49	950	656,996
5.050%	06/15/35(a)	580	581,971
Fedex Freight Holding Co., Inc.,
Gtd. Notes, 144A
4.650%	03/15/31	560	550,205
4.950%	03/15/33	675	658,267
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	75	76,014
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30	1,115	1,037,243
			3,560,696
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.550%	01/15/31	360	355,802
5.350%	03/30/29	1,560	1,586,684
6.050%	08/01/28	175	180,112
			2,122,598

Total Corporate Bonds (cost $888,182,365)			860,140,241
Floating Rate and Other Loans — 0.1%
Chemicals — 0.0%
Venator Finance Sarl,
Initial First Out Term Loan
10.750%	07/16/26^(d)	163	122,519
Term Loan
7.000%	10/12/28^(d)	243	4,851
Venator Materials LLC,
First Out Term B Loan
11.250%	07/16/26(d)	165	123,954
			251,324
Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%
7.417%(c)	12/31/30	124	123,612

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Foods — 0.0%
Moran Foods LLC,
2023 First Lien FLFO PIK Term Loan
—%(p)	06/30/26^		725	$180,079
First Lien A R 2023 FLSO PIK Term Loan
—%(p)	06/30/26^		388	—
Super Senior Delayed Draw Term Loan, 1 Month SOFR + 11.600%
16.909%(c)	06/30/26^		20	19,056
				199,135
Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.281%(c)	11/03/32	EUR	300	345,396
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan
—%(p)	05/16/23^		17	170
Software — 0.1%
Interface Security Systems LLC,
Term Loan
—%(p)	11/23/27^		1,402	1,051,850

Total Floating Rate and Other Loans (cost $3,530,401)				1,971,487
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		135	133,971
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41		515	495,782
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,015	1,060,492
Revenue Bonds, BABs, Series S1
7.043%	04/01/50		950	1,075,058
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115		119	95,920
				2,231,470
Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33		1,078	1,095,360
Massachusetts — 0.0%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31		211(r)	209,082
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	$87,372
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	423,189
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	517,283
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	408,394
			1,348,866
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	538,107
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	100,561
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 165
5.647%	11/01/40	185	194,012
Consolidated, Taxable, Revenue Bonds, Series 181
4.960%	08/01/46	515	484,587
			1,317,267
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	718,189
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	110,623
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	268,140
			378,763
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	312,019
Taxable, Revenue Bonds
4.427%	02/01/42	265	255,815
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	375	385,104
			952,938

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	1,205	$677,487

Total Municipal Bonds (cost $11,687,103)			9,646,547
Residential Mortgage-Backed Securities — 6.3%
Ajax Mortgage Loan Trust,
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	103,912
Anchor Mortgage Trust,
Series 2025-RTL01, Class A1, 144A
5.718%(cc)	05/25/40	1,710	1,708,008
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	2,345	2,233,468
AREIT,
Series 2025-CRE11, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.228%(c)	07/25/43	1,690	1,693,089
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	2,316	2,298,806
Series 2025-NQM06, Class A1, 144A
5.333%(cc)	06/25/65	1,330	1,331,962
BVRT LLC,
Series 2025-01, Class A, 144A, 30 Day Average SOFR + 0.000% (Cap N/A, Floor 0.000%)
3.671%(c)	05/10/33	2,633	2,548,015
Center Street Lending Resi-Investor ABS Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.892%(cc)	10/25/29	3,060	3,084,206
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	1,277	1,175,090
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	436	386,950
Series 2025-RPL01, Class A1A, 144A
3.375%(cc)	04/25/65	2,255	2,023,355
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	2,831	2,766,263
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	1,067	1,048,874
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
4.592%(cc)	09/25/47	110	103,081
COLT Mortgage Loan Trust,
Series 2021-02, Class A1, 144A
0.924%(cc)	08/25/66	2,997	2,531,081
Series 2021-03, Class A1, 144A
0.956%(cc)	09/27/66	4,059	3,395,674
Series 2021-05, Class A1, 144A
1.726%(cc)	11/26/66	2,572	2,334,787
Series 2026-01, Class A1, 144A
4.758%(cc)	02/25/71	865	858,179
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.162%(c)	10/25/43	329	$328,929
Credit Suisse Mortgage Trust,
Series 2021-AFC1, Class A1, 144A
0.830%(cc)	03/25/56	1,542	1,255,173
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	758	724,218
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	4,278	3,815,595
Series 2021-03, Class A1, 144A
1.194%(cc)	08/25/66	3,474	3,076,021
EFMT,
Series 2025-INV03, Class A1, 144A
5.444%(cc)	07/25/70	945	946,660
Series 2025-INV05, Class A1, 144A
5.077%(cc)	12/25/70	1,194	1,189,267
Fannie Mae Interest Strips,
Series 429, Class C3, IO
2.500%	09/25/52	2,761	429,358
Series 437, Class C8, IO
2.500%	06/25/52	2,748	414,877
Fannie Mae REMIC,
Series 2011-98, Class ZL
3.500%	10/25/41	1,418	1,341,777
Series 2013-009, Class CB
5.500%	04/25/42	465	476,770
Series 2016-03, Class IN, IO
6.000%	02/25/46	1,228	168,565
Series 2016-43, Class GZ
3.000%	07/25/46	1,791	1,599,939
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)
2.274%(c)	04/25/50	432	51,487
Series 2020-35, Class AI, IO
3.000%	06/25/50	2,738	429,704
Series 2020-56, Class AQ
2.000%	08/25/50	783	630,308
Series 2020-57, Class TA
2.000%	04/25/50	676	595,409
Series 2020-74, Class HI, IO
5.500%	10/25/50	1,735	287,182
Series 2020-77, Class HI, IO
4.000%	11/25/50	1,952	395,296
Series 2020-85, Class PI, IO
3.000%	12/25/50	2,785	441,880
Series 2020-97, Class EI, IO
2.000%	01/25/51	3,086	401,272
Series 2021-03, Class NI, IO
2.500%	02/25/51	3,138	471,084
Series 2021-03, Class TI, IO
2.500%	02/25/51	2,670	452,838
Series 2021-95, Class GA
1.875%	03/25/51	13,302	10,998,793

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-05, Class AB
2.000%	03/25/50	877	$754,092
Series 2023-53, Class GB
6.000%	08/25/44	951	964,344
Series 2024-09, Class EA
5.000%	02/25/47	1,025	1,026,229
Series 2024-41, Class DA
5.500%	12/25/51	1,086	1,095,067
Series 2024-70, Class SA, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
2.288%(c)	10/25/54	3,210	182,844
Series 2025-03, Class BA
5.500%	03/25/52	970	978,231
Series 2025-03, Class DA
5.500%	04/25/52	907	922,421
Series 2025-19, Class SC, IO, 30 Day Average SOFR x (1) + 5.840% (Cap 5.840%, Floor 0.000%)
2.178%(c)	03/25/55	2,184	119,472
Series 2025-28, Class BA
5.000%	04/25/52	2,006	2,012,012
Series 2025-34, Class BA
5.000%	12/25/51	1,034	1,032,551
Series 2026-01, Class CA
5.000%	07/25/47	1,459	1,457,914
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA02, Class M2, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
7.412%(c)	02/25/42	2,825	2,883,289
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
6.562%(c)	04/25/42	725	737,985
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
7.012%(c)	05/25/42	1,775	1,812,719
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
5.812%(c)	09/25/42	287	287,501
Series 2022-HQA03, Class M1B, 144A, 30 Day Average SOFR + 3.550% (Cap N/A, Floor 0.000%)
7.212%(c)	08/25/42	775	796,827
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	509	519,126
Series 3967, Class ZP
4.000%	09/15/41	925	892,634
Series 4430, Class NZ
3.000%	01/15/45	4,178	3,811,500
Series 4640, Class CZ
3.500%	12/15/46	1,234	1,154,090
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	1,580	48,413
Series 5149, Class JI, IO
3.000%	12/25/49	1,755	290,879
Series 5169, Class IO, IO
3.000%	09/25/51	2,313	367,085
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5170, Class DP
2.000%	07/25/50	1,976	$1,745,434
Series 5201, Class LA
3.000%	06/25/48	2,873	2,673,240
Series 5201, Class PA
2.500%	03/25/52	1,491	1,335,459
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	415	8,953
Series 5269, Class AD
2.000%	01/25/55	7,581	6,194,848
Series 5537, Class CS, IO, 30 Day Average SOFR x (1) + 5.750% (Cap 5.750%, Floor 0.000%)
2.088%(c)	05/25/55	3,454	200,263
Series 5544, Class B
5.000%	08/25/52	568	569,167
Series 5558, Class EA
5.000%	10/25/52	582	583,037
Freddie Mac Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56	3,633	3,594,723
Series 2019-04, Class MV
3.000%	02/25/59	7,880	6,933,923
Freddie Mac Strips,
Series 375, Class C1, IO
2.500%	01/25/51	3,088	483,268
Series 386, Class C14, IO
2.500%	03/15/52	2,442	362,803
Series 389, Class C1, IO
1.500%	05/15/37	6,618	331,860
Series 389, Class C35, IO
2.000%	06/15/52	3,310	404,634
Series 405, Class C17, IO
2.500%	08/25/52	1,977	302,671
Government National Mortgage Assoc.,
Series 2014-12, Class ZB
3.000%	01/16/44	2,029	1,863,780
Series 2014-46, Class IO, IO
5.000%	03/16/44	1,662	215,189
Series 2018-72, Class ID, IO
4.500%	08/20/45	1,869	345,210
Series 2020-146, Class IA, IO
3.500%	11/20/41	1,968	290,964
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	247	91
Series 2021-215, Class KA
2.500%	10/20/49	2,151	1,919,377
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	872	17,647
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,844	36,699

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	600	$18,930
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.177%(c)	04/20/52	495	15,420
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	385	7,316
Series 2022-093, Class IO, IO
3.000%	08/20/51	4,592	478,029
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.087%(c)	07/20/52	2,222	42,693
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.277%(c)	07/20/52	1,728	39,452
Series 2022-139, Class AL
4.000%	07/20/51	900	812,835
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	1,811	31,815
Series 2022-189, Class PT
2.500%	10/20/51	628	526,986
Series 2022-197, Class CS, IO, 30 Day Average SOFR x (1) + 5.500% (Cap 5.500%, Floor 0.000%)
1.827%(c)	11/20/52	12,579	595,944
Series 2022-24, Class GA
3.000%	02/20/52	1,221	1,127,248
Series 2022-85, Class SL, IO, 30 Day Average SOFR x (1) + 4.250% (Cap 4.250%, Floor 0.000%)
0.577%(c)	05/20/52	32,179	1,268,853
Series 2024-129, Class AI, IO
5.000%	10/20/47	1,515	300,792
Series 2024-197, Class BN
3.000%	05/20/51	8,533	7,912,926
GS Mortgage-Backed Securities Trust,
Series 2025-NQM02, Class A1, 144A
5.648%(cc)	06/25/65	983	988,632
Series 2025-NQM03, Class A1, 144A
5.137%(cc)	11/25/65	1,114	1,112,786
Series 2026-NQM01, Class A1, 144A
4.869%(cc)	03/25/66	1,338	1,330,489
Series 2026-NQM01, Class A2, 144A
5.123%(cc)	03/25/66	797	792,847
GS REFT Issuer Ltd.,
Series 2026-FL01, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.170%(c)	04/19/43	2,100	2,101,962
HOMES Trust,
Series 2025-NQM04, Class A1, 144A
5.220%(cc)	08/25/70	1,137	1,135,181
Imperial Fund Mortgage Trust,
Series 2021-NQM01, Class A1, 144A
1.071%(cc)	06/25/56	1,041	932,575
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-NQM02, Class A1, 144A
1.073%(cc)	09/25/56		590	$502,352
Series 2021-NQM03, Class A1, 144A
1.595%(cc)	11/25/56		4,130	3,550,104
Series 2021-NQM04, Class A1, 144A
2.091%(cc)	01/25/57		2,039	1,794,760
JPMorgan Mortgage Trust,
Series 2025-NQM03, Class A1, 144A
5.495%(cc)	11/25/65		1,201	1,205,108
Series 2025-VIS02, Class A1, 144A
5.385%(cc)	12/25/55		1,338	1,340,277
Kinbane DAC (Ireland),
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.019%(c)	08/24/75	EUR	756	874,091
Legacy Mortgage Asset Trust,
Series 2025-PR01, Class A1, 144A
6.000%(cc)	01/25/61		2,260	2,249,130
LHOME Mortgage Trust,
Series 2024-RTL05, Class A1, 144A
5.323%(cc)	09/25/39		2,700	2,700,045
Series 2025-RTL01, Class A1, 144A
5.652%(cc)	01/25/40		2,100	2,107,030
Lugo Funding DAC (Spain),
Series 2024-01A, Class B, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.541%(c)	05/26/66	EUR	2,100	2,407,503
MFA Trust,
Series 2021-INV01, Class A1, 144A
0.852%(cc)	01/25/56		81	79,229
Series 2024-RTL03, Class A1, 144A
5.913%(cc)	11/25/39		2,273	2,281,747
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59		4,425	4,032,929
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM05, Class A1, 144A
5.439%(cc)	07/25/70		946	947,056
Series 2025-NQM07, Class A1, 144A
4.984%(cc)	09/25/70		1,736	1,726,296
Series 2026-DSC01, Class A1, 144A
4.767%(cc)	01/25/71		2,578	2,549,659
Series 2026-DSC01, Class A2, 144A
5.020%(cc)	01/25/71		1,052	1,042,147
Series 2026-NQM01, Class A1, 144A
4.809%(cc)	12/25/70		1,463	1,449,156
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		92	87,073
Series 2017-01A, Class A1, 144A
4.000%(cc)	02/25/57		2,459	2,390,953
Series 2017-04A, Class A1, 144A
4.000%(cc)	05/25/57		1,316	1,268,496
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57		2,303	1,986,638

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	85	$83,223
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	1,240	1,196,306
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,465	1,429,102
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	428	400,515
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	258	252,251
Series 2024-RTL01, Class A1, 144A
6.664%(cc)	03/25/39	2,185	2,186,821
Series 2025-NQM04, Class A1, 144A
5.350%(cc)	07/25/65	865	866,054
Series 2025-NQM07, Class A1, 144A
5.010%(cc)	10/26/65	519	516,491
Series 2025-NQM07, Class A2, 144A
5.264%(cc)	10/26/65	2,233	2,218,979
Series 2026-NQM01, Class A1, 144A
4.824%(cc)	11/25/65	684	677,667
NYMT Loan Trust,
Series 2025-CP01, Class A1, 144A
3.750%(cc)	11/25/69	1,467	1,411,888
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.443%(c)	06/25/57	57	56,794
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	3,871	3,438,049
Series 2025-NQM10, Class A1, 144A
5.453%(cc)	05/25/65	715	716,818
Series 2025-NQM11, Class A1, 144A
5.418%(cc)	05/25/65	1,314	1,318,087
Series 2025-NQM13, Class A1, 144A
5.441%(cc)	05/25/65	1,402	1,406,182
Series 2025-NQM14, Class A1, 144A
5.162%(cc)	07/25/65	728	727,114
Series 2026-NQM02, Class A1, 144A
4.818%(cc)	12/01/65	1,467	1,455,308
OLIT,
Series 2025-HB02, Class A, 144A
3.000%(cc)	11/25/38	611	595,539
PRET Trust,
Series 2025-RPL06, Class A1, 144A
3.850%(cc)	09/25/69	3,210	3,182,267
PRPM,
Series 2025-03, Class A1, 144A
6.255%(cc)	05/25/30	303	302,493
PRPM LLC,
Series 2025-05, Class A1, 144A
5.729%(cc)	07/25/30	648	647,038
Series 2025-06, Class A1, 144A
5.774%(cc)	08/25/28	1,656	1,652,785
Series 2025-07, Class A1, 144A
5.503%(cc)	08/25/30	958	955,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2025-RCF03, Class A1, 144A
5.250%(cc)	07/25/55	1,888	$1,883,998
Series 2025-RPL02, Class A1, 144A
3.750%(cc)	04/25/55	2,626	2,556,355
Series 2026-01, Class A1, 144A
5.185%(cc)	02/25/31	1,716	1,697,734
PRPM Trust,
Series 2026-RCF01, Class A1, 144A
4.845%(cc)	01/25/56	666	662,134
Rain City Mortgage Trust,
Series 2024-RTL01, Class A1, 144A
6.530%(cc)	09/25/29	1,197	1,207,849
RCO Mortgage LLC,
Series 2025-03, Class A1, 144A
6.435%(cc)	05/25/30	155	155,261
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM04, Class A1, 144A
5.303%(cc)	07/25/65	1,799	1,797,740
Seasoned Loans Structured Transaction Trust,
Series 2024-02, Class VF, 144A, 30 Day Average SOFR + 1.250% (Cap 6.500%, Floor 1.250%)
4.912%(c)	10/25/34	3,383	3,451,047
Toorak Mortgage Trust,
Series 2025-RRTL01, Class A1, 144A
5.524%(cc)	02/25/40	2,700	2,709,513
Towd Point Mortgage Trust,
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,041,571
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	461	452,117
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	2,722	2,639,011
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	2,831,534
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
4.793%(c)	10/25/59	64	63,707
Series 2022-04, Class A1, 144A
3.750%	09/25/62	3,906	3,717,614
Series 2023-01, Class A1, 144A
3.750%	01/25/63	1,587	1,516,962
Verus Securitization Trust,
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66	4,330	3,725,945
Series 2021-07, Class A1, 144A
2.829%(cc)	10/25/66	3,377	3,093,927
Series 2022-03, Class A1, 144A
5.130%(cc)	02/25/67	558	532,845
Series 2025-06, Class A1, 144A
5.417%(cc)	07/25/70	3,463	3,474,488
Series 2025-07, Class A1, 144A
5.129%(cc)	08/25/70	1,460	1,458,285

Total Residential Mortgage-Backed Securities (cost $246,681,229)			245,615,735

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 1.2%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		1,110	$1,003,509
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		200	180,813
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		59	59,111
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
6.250%	05/22/36		1,670	1,639,147
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	1,840	2,082,102
4.500%	03/15/29		570	551,190
5.375%	01/21/29		570	565,725
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		198	198,990
6.000%	07/19/28		396	398,376
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		3,102	3,109,755
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
6.900%	07/31/30		380	369,545
Sr. Unsec’d. Notes, 144A
8.750%	01/29/34		2,408	2,364,054
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		2,120	2,151,800
Sr. Unsec’d. Notes, Series 10Y
2.750%	07/03/30		725	664,281
Sr. Unsec’d. Notes, Series 5Y
5.375%	03/12/29		690	699,272
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	611	655,376
5.250%	03/22/30	EUR	435	495,410
5.875%	10/17/31	EUR	2,019	2,276,486
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		835	730,625
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	289,466
4.600%	02/10/48		1,106	831,712
5.375%	03/22/33		7,482	7,309,914
5.625%	02/09/34		1,130	1,109,660
5.625%	09/22/35		650	628,550
5.850%	07/02/32		1,392	1,406,616
6.000%	05/13/30		611	631,469
6.000%	05/07/36(a)		4,835	4,803,572
6.875%	05/13/37(a)		910	952,315
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	259,360
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.227%	02/23/34		734	$710,140
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.625%	03/27/32		3,050	2,673,157
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	196,661
4.625%	03/04/33	EUR	1,010	1,089,338
5.750%	09/16/30		970	965,878
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	2,136	2,247,880
6.250%	05/26/28		800	814,400
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	530	498,312

Total Sovereign Bonds (cost $48,169,238)				47,613,967
U.S. Government Agency Obligations — 22.3%
Federal Home Loan Mortgage Corp.
1.500%	06/01/51		66	50,931
1.500%	11/01/51		1,675	1,294,513
1.500%	02/01/52		295	227,829
2.000%	08/01/40		1,680	1,484,686
2.000%	12/01/40		243	213,901
2.000%	12/01/41		1,757	1,530,637
2.000%	02/01/42		1,722	1,493,821
2.000%	05/01/42		2,137	1,852,357
2.000%	10/01/50		753	618,579
2.000%	10/01/50		1,588	1,293,545
2.000%	11/01/50		841	693,248
2.000%	02/01/51		79	65,042
2.000%	03/01/51		3,449	2,803,931
2.000%	04/01/51		2,683	2,178,014
2.000%	05/01/51		1,423	1,173,050
2.000%	08/01/51		515	418,168
2.000%	10/01/51		1,695	1,380,826
2.000%	11/01/51		285	232,867
2.000%	11/01/51		524	429,234
2.000%	04/01/52		2,485	2,038,627
2.100%	07/01/36		4,149	3,386,862
2.500%	06/01/50		875	749,056
2.500%	07/01/50		577	496,278
2.500%	07/01/50		907	770,885
2.500%	09/01/50		5,999	5,084,922
2.500%	11/01/50		1,606	1,369,626
2.500%	12/01/50		593	508,885
2.500%	12/01/50		752	647,121
2.500%	01/01/51		125	107,420
2.500%	02/01/51		494	424,514
2.500%	03/01/51		6,085	5,171,823
2.500%	04/01/51		4,517	3,829,360
2.500%	05/01/51		550	469,021
2.500%	05/01/51		589	504,805
2.500%	07/01/51		366	311,364
2.500%	07/01/51		456	387,494

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	08/01/51	462	$395,477
2.500%	08/01/51	970	832,035
2.500%	10/01/51	819	696,821
2.500%	11/01/51	1,168	1,004,720
2.500%	02/01/52	520	446,321
2.500%	02/01/52	1,001	858,108
2.500%	04/01/52	617	530,052
2.500%	04/01/52	2,975	2,557,715
3.000%	10/01/32	3	2,840
3.000%	11/01/32	4	3,686
3.000%	12/01/32	3	2,674
3.000%	09/01/37	27	25,905
3.000%	06/01/38	432	405,649
3.000%	12/01/46	16	14,802
3.000%	12/01/46	49	44,409
3.000%	12/01/46	77	69,836
3.000%	12/01/46	154	138,917
3.000%	01/01/47	620	560,324
3.000%	02/01/47	1,183	1,077,305
3.000%	08/01/50	346	309,552
3.000%	08/01/50	1,030	924,285
3.000%	08/01/50	1,365	1,224,422
3.000%	08/01/50	2,499	2,236,278
3.000%	03/01/51	851	749,474
3.000%	09/01/51	1,506	1,342,713
3.000%	10/01/51	630	556,112
3.000%	11/01/51	2,211	1,952,890
3.000%	01/01/52	178	156,632
3.000%	01/01/52	739	660,577
3.000%	02/01/52	787	700,976
3.000%	05/01/52	954	848,897
3.000%	05/01/52	16,893	14,871,811
3.000%	08/01/52	2,749	2,456,609
3.500%	04/01/42	78	74,219
3.500%	05/01/42	9	8,294
3.500%	08/01/42	38	35,620
3.500%	08/01/42	63	59,726
3.500%	08/01/42	197	185,380
3.500%	09/01/42	51	47,807
3.500%	10/01/42	13	12,339
3.500%	02/01/43	696	656,967
3.500%	06/01/43	58	54,608
3.500%	06/01/44	49	45,683
3.500%	09/01/45	26	24,893
3.500%	11/01/45	103	96,786
3.500%	09/01/46	63	58,703
3.500%	03/01/47	200	186,953
3.500%	05/01/47	118	110,542
3.500%	10/01/47	201	189,514
3.500%	11/01/47	145	134,234
3.500%	12/01/47	241	227,445
3.500%	01/01/48	41	38,108
3.500%	01/01/48	57	53,842
3.500%	01/01/48	177	165,080
3.500%	02/01/48	309	285,741
3.500%	03/01/48	1,335	1,246,943
3.500%	01/01/50	324	300,425
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/01/50	527	$486,833
3.500%	02/01/52	1,916	1,768,534
3.500%	03/01/52	745	687,848
4.000%	11/01/36	4	4,210
4.000%	06/01/37	58	56,774
4.000%	11/01/40	184	177,917
4.000%	10/01/42	429	417,031
4.000%	12/01/42	13	12,945
4.000%	04/01/44	71	69,027
4.000%	07/01/44	28	27,040
4.000%	01/01/45	90	86,854
4.000%	01/01/45	2,068	1,997,581
4.000%	02/01/45	9	8,577
4.000%	02/01/45	17	16,290
4.000%	09/01/45	131	126,576
4.000%	09/01/45	1,904	1,843,798
4.000%	12/01/45	35	33,547
4.000%	12/01/45	35	33,759
4.000%	04/01/47	105	100,951
4.000%	04/01/48	875	832,873
4.000%	06/01/48	170	163,666
4.000%	05/01/49	42	40,569
4.000%	05/01/49	379	365,199
4.000%	07/01/49	467	450,396
4.000%	07/01/49	1,144	1,094,469
4.000%	07/01/50	1,887	1,816,945
4.000%	04/01/52	493	468,685
4.000%	07/01/52	5,322	5,044,703
4.500%	08/01/39	71	69,702
4.500%	12/01/39	31	30,448
4.500%	07/01/40	11	11,375
4.500%	05/01/41	60	58,941
4.500%	05/01/42	122	120,589
4.500%	11/01/43	121	118,715
4.500%	12/01/43	156	153,105
4.500%	04/01/44	13	12,847
4.500%	04/01/44	17	16,581
4.500%	04/01/44	746	737,480
4.500%	10/01/47	102	100,789
4.500%	12/01/47	76	74,008
4.500%	02/01/48	52	50,722
4.500%	07/01/52	1,507	1,459,566
4.500%	09/01/52	4,454	4,312,964
4.500%	11/01/52	481	467,273
4.500%	08/01/53	26	24,729
5.000%	07/01/40	521	525,493
5.000%	11/01/41	440	445,746
5.000%	09/01/48	119	119,968
5.000%	07/01/50	149	148,645
5.000%	07/01/52	788	780,614
5.000%	11/01/52	133	132,484
5.000%	04/01/53	457	454,748
5.000%	04/01/53	814	809,919
5.000%	04/01/53	3,625	3,590,392
5.000%	11/01/54	1,383	1,372,489
5.000%	01/01/55	3,706	3,692,185
5.500%	02/01/35	14	14,269

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	12/01/36	7	$6,746
5.500%	03/01/37	2	1,981
5.500%	12/01/37	1,468	1,498,056
5.500%	02/01/38	—(r)	483
5.500%	02/01/38	374	385,130
5.500%	04/01/38	246	253,726
5.500%	07/01/38	97	99,781
5.500%	08/01/38	60	61,565
5.500%	08/01/38	95	97,808
5.500%	01/01/39	113	116,349
5.500%	11/01/52	1,539	1,554,216
5.500%	02/01/53	1,980	1,999,307
5.500%	10/01/53	309	311,206
5.500%	03/01/54	1,989	1,999,899
5.500%	12/01/54	483	485,836
5.500%	12/01/54	1,305	1,321,299
5.500%	01/01/55	367	368,972
5.500%	06/01/55	1,372	1,393,587
5.500%	12/01/55	11,016	11,074,319
6.000%	12/01/28	—(r)	233
6.000%	01/01/32	—(r)	211
6.000%	11/01/32	1	896
6.000%	03/01/33	2	1,699
6.000%	11/01/33	1	1,095
6.000%	02/01/34	46	47,470
6.000%	12/01/34	2	1,596
6.000%	01/01/36	8	8,234
6.000%	03/01/36	—(r)	448
6.000%	04/01/36	8	8,630
6.000%	08/01/36	5	4,896
6.000%	11/01/36	2	2,409
6.000%	12/01/36	200	209,791
6.000%	04/01/37	—(r)	386
6.000%	05/01/37	3	3,319
6.000%	07/01/37	1	590
6.000%	08/01/37	11	11,154
6.000%	09/01/37	—(r)	409
6.000%	09/01/37	2	1,897
6.000%	10/01/37	—(r)	138
6.000%	10/01/37	2	1,975
6.000%	10/01/37	4	4,021
6.000%	10/01/37	9	9,172
6.000%	11/01/37	59	62,060
6.000%	11/01/37	557	585,075
6.000%	12/01/37	1	577
6.000%	01/01/38	2	1,831
6.000%	01/01/38	2	2,399
6.000%	01/01/38	4	4,683
6.000%	01/01/38	5	5,403
6.000%	01/01/38	6	6,107
6.000%	01/01/38	9	9,633
6.000%	04/01/38	2	2,050
6.000%	04/01/38	7	6,793
6.000%	06/01/38	—(r)	382
6.000%	07/01/38	19	19,821
6.000%	08/01/38	2	2,108
6.000%	08/01/38	2	2,179
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	08/01/38	73	$76,959
6.000%	09/01/38	—(r)	491
6.000%	09/01/38	4	4,113
6.000%	10/01/38	3	3,543
6.000%	11/01/38	1	1,395
6.000%	01/01/39	180	188,594
6.000%	10/01/39	5	5,254
6.000%	03/01/40	4	4,114
6.000%	05/01/40	1	539
6.000%	11/01/52	372	381,580
6.000%	11/01/52	638	654,480
6.000%	12/01/52	1,053	1,087,670
6.000%	03/01/53	458	475,206
6.000%	04/01/54	589	608,327
6.000%	05/01/54	431	444,679
6.000%	06/01/54	2,624	2,692,293
6.000%	08/01/54	3,559	3,645,345
6.500%	10/01/53	1,343	1,409,638
6.500%	07/01/54	1,188	1,245,212
Federal Home Loan Mortgage Corp., 1 Year RFUCCT + 1.635% (Cap 7.621%, Floor 1.635%)
2.743%(c)	12/01/50	781	745,233
Federal National Mortgage Assoc.
1.490%	09/01/35	2,703	2,130,528
1.500%	11/01/50	2,398	1,857,199
1.500%	03/01/51	594	460,417
1.500%	06/01/51	28	21,723
1.500%	08/01/51	280	217,032
1.500%	10/01/51	209	161,370
2.000%	05/01/36	586	540,207
2.000%	05/01/36	591	543,675
2.000%	08/01/36	186	171,885
2.000%	08/01/36	1,097	1,010,129
2.000%	09/01/36	840	776,308
2.000%	12/01/36	576	531,729
2.000%	12/01/40	297	261,919
2.000%	12/01/40	3,663	3,218,428
2.000%	01/01/41	2,450	2,151,114
2.000%	05/01/41	317	278,158
2.000%	07/01/41	753	657,355
2.000%	08/01/41	815	710,716
2.000%	09/01/41	1,923	1,676,116
2.000%	10/01/41	799	695,412
2.000%	09/01/50	816	670,276
2.000%	09/01/50	2,069	1,682,840
2.000%	10/01/50	1,183	963,685
2.000%	11/01/50	144	117,068
2.000%	11/01/50	8,142	6,630,845
2.000%	12/01/50	813	665,590
2.000%	12/01/50	860	708,111
2.000%	12/01/50	1,980	1,612,472
2.000%	01/01/51	53	43,246
2.000%	01/01/51	785	645,809
2.000%	02/01/51	47	38,507
2.000%	02/01/51	617	507,638
2.000%	02/01/51	647	526,142
2.000%	02/01/51	1,200	981,728

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	04/01/51	2,630	$2,137,646
2.000%	06/01/51	2,395	1,944,441
2.000%	02/01/52	233	190,892
2.000%	02/01/52	316	258,177
2.000%	02/01/52	1,195	975,319
2.000%	03/01/52	866	714,551
2.000%	03/01/52	1,497	1,232,000
2.000%	04/01/52	4,756	3,870,429
2.080%	04/01/33	4,154	3,609,897
2.147%(cc)	02/01/32	13,283	11,828,183
2.250%	04/01/33	875	770,904
2.280%	11/01/29	5,000	4,692,462
2.459%(cc)	04/01/34	9,909	8,673,251
2.500%	03/01/38	97	90,218
2.500%	06/01/40	2,215	2,012,920
2.500%	04/01/41	634	573,049
2.500%	11/01/41	545	490,759
2.500%	07/01/50	154	130,328
2.500%	07/01/50	296	253,554
2.500%	10/01/50	112	96,365
2.500%	10/01/50	2,096	1,800,406
2.500%	11/01/50	1,352	1,145,649
2.500%	01/01/51	425	365,288
2.500%	02/01/51	91	78,393
2.500%	02/01/51	4,690	3,984,356
2.500%	03/01/51	1,608	1,366,333
2.500%	04/01/51	9,312	7,895,191
2.500%	05/01/51	2,065	1,773,774
2.500%	05/01/51	2,861	2,458,614
2.500%	05/01/51	3,563	3,047,425
2.500%	05/01/51	3,821	3,242,177
2.500%	05/01/51	5,429	4,643,239
2.500%	06/01/51	539	464,375
2.500%	06/01/51	992	849,308
2.500%	06/01/51	3,046	2,584,588
2.500%	07/01/51	536	462,722
2.500%	07/01/51	1,217	1,037,568
2.500%	08/01/51	1,660	1,424,067
2.500%	08/01/51	2,809	2,412,395
2.500%	09/01/51	291	248,393
2.500%	09/01/51	724	618,894
2.500%	10/01/51	837	715,637
2.500%	10/01/51	2,248	1,905,640
2.500%	11/01/51	133	113,641
2.500%	11/01/51	521	441,422
2.500%	11/01/51	757	649,199
2.500%	11/01/51	1,805	1,533,980
2.500%	12/01/51	471	404,022
2.500%	01/01/52	705	606,072
2.500%	01/01/52	1,151	983,412
2.500%	01/01/52	1,305	1,115,412
2.500%	02/01/52	675	578,477
2.500%	03/01/52	503	432,263
2.500%	03/01/52	510	437,089
2.500%	03/01/52	511	439,040
2.500%	03/01/52	613	525,524
2.500%	03/01/52	861	731,081
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	03/01/52	1,080	$911,801
2.500%	04/01/52	486	416,539
2.500%	05/01/52	1,233	1,057,100
2.500%	01/01/57	1,833	1,552,193
3.000%	TBA	450	429,735
3.000%	TBA	1,260	1,105,522
3.000%	09/01/32	25	24,519
3.000%	01/01/33	27	26,218
3.000%	01/01/33	138	133,977
3.000%	11/01/36	53	49,696
3.000%	11/01/36	107	100,937
3.000%	12/01/36	165	156,762
3.000%	09/01/42	734	672,585
3.000%	06/01/43	2,727	2,505,896
3.000%	11/01/44	1,622	1,485,628
3.000%	03/01/45	405	370,309
3.000%	04/01/45	41	37,492
3.000%	05/01/45	969	883,921
3.000%	05/01/46	57	51,175
3.000%	06/01/46	12	11,265
3.000%	06/01/46	40	36,200
3.000%	06/01/46	144	130,782
3.000%	08/01/46	38	34,393
3.000%	09/01/46	192	175,117
3.000%	10/01/46	99	88,876
3.000%	11/01/46	521	471,217
3.000%	01/01/47	73	65,913
3.000%	01/01/47	87	78,465
3.000%	01/01/47	165	148,551
3.000%	02/01/47	71	63,341
3.000%	02/01/47	130	118,008
3.000%	03/01/47	198	178,710
3.000%	03/01/47	249	225,778
3.000%	11/01/47	18	16,230
3.000%	02/01/50	337	301,751
3.000%	02/01/50	573	513,943
3.000%	08/01/50	513	459,586
3.000%	08/01/50	530	469,891
3.000%	08/01/50	1,222	1,077,888
3.000%	10/01/50	909	801,359
3.000%	11/01/50	533	473,149
3.000%	12/01/50	1,328	1,171,194
3.000%	04/01/51	474	419,470
3.000%	05/01/51	1,123	1,010,412
3.000%	05/01/51	1,830	1,610,339
3.000%	06/01/51	1,379	1,215,632
3.000%	08/01/51	517	461,821
3.000%	08/01/51	1,294	1,148,470
3.000%	08/01/51	1,385	1,228,706
3.000%	10/01/51	347	308,909
3.000%	10/01/51	1,997	1,781,238
3.000%	11/01/51	572	507,596
3.000%	11/01/51	1,748	1,544,363
3.000%	12/01/51	543	478,779
3.000%	01/01/52	878	777,782
3.000%	01/01/52	1,326	1,173,868
3.000%	01/01/52	2,905	2,554,854

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	02/01/52	3,163	$2,805,130
3.000%	03/01/52	486	437,110
3.000%	03/01/52	707	625,893
3.000%	03/01/52	1,314	1,157,040
3.000%	04/01/52	961	852,862
3.000%	05/01/52	1,297	1,152,245
3.000%	06/01/52	1,107	985,179
3.000%	03/01/61	2,951	2,549,951
3.145%	08/01/34	5,700	5,173,101
3.500%	10/01/41	734	695,536
3.500%	01/01/42	41	38,655
3.500%	04/01/42	18	17,212
3.500%	04/01/42	40	37,769
3.500%	05/01/42	90	84,877
3.500%	07/01/42	24	22,836
3.500%	01/01/43	881	827,756
3.500%	04/01/43	584	551,549
3.500%	04/01/43	654	617,441
3.500%	06/01/43	627	592,921
3.500%	06/01/43	654	618,544
3.500%	07/01/43	733	692,557
3.500%	08/01/43	1,749	1,651,770
3.500%	02/01/45	117	109,768
3.500%	02/01/45	384	362,214
3.500%	03/01/46	167	155,103
3.500%	07/01/46	54	49,955
3.500%	02/01/47	176	164,036
3.500%	03/01/47	44	40,807
3.500%	04/01/47	944	880,428
3.500%	05/01/47	215	202,062
3.500%	07/01/47	27	25,341
3.500%	11/01/47	292	271,307
3.500%	12/01/47	294	272,362
3.500%	01/01/48	179	166,312
3.500%	01/01/48	354	331,824
3.500%	02/01/48	133	123,803
3.500%	02/01/48	2,182	2,049,858
3.500%	04/01/48	58	54,841
3.500%	08/01/48	627	587,914
3.500%	12/01/48	145	134,989
3.500%	06/01/49	947	890,788
3.500%	07/01/49	129	119,409
3.500%	07/01/50	353	326,692
3.500%	08/01/50	130	121,106
3.500%	08/01/50	132	122,194
3.500%	08/01/50	645	598,433
3.500%	01/01/51	430	397,410
3.500%	06/01/51	661	609,560
3.500%	01/01/52	71	65,513
3.500%	03/01/52	1,061	985,264
3.500%	04/01/52	2,086	1,932,311
3.500%	05/01/52	577	537,020
3.500%	05/01/52	1,777	1,631,173
3.500%	05/01/52	2,526	2,333,086
3.500%	06/01/56	14,319	13,126,591
3.500%	10/01/56	2,773	2,529,857
3.500%	02/01/57	539	491,479
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.900%	11/01/31	8,000	$7,830,426
3.920%	10/01/30	865	852,721
3.955%	11/01/30	865	853,438
4.000%	TBA	7,240	7,070,101
4.000%	10/01/30	2	2,385
4.000%	07/01/37	21	20,243
4.000%	09/01/37	25	24,724
4.000%	03/01/38	17	17,010
4.000%	12/01/41	117	113,166
4.000%	04/01/42	30	29,450
4.000%	05/01/42	46	44,735
4.000%	05/01/42	209	201,376
4.000%	01/01/44	205	198,608
4.000%	02/01/45	692	669,842
4.000%	03/01/46	230	221,186
4.000%	04/01/47	244	234,124
4.000%	07/01/47	115	109,867
4.000%	07/01/47	433	416,779
4.000%	08/01/47	191	182,523
4.000%	10/01/47	526	504,493
4.000%	11/01/47	124	118,933
4.000%	12/01/47	34	32,380
4.000%	06/01/48	60	57,118
4.000%	06/01/48	378	358,523
4.000%	07/01/48	1,711	1,627,667
4.000%	11/01/48	99	95,188
4.000%	12/01/48	612	586,032
4.000%	01/01/49	189	181,884
4.000%	01/01/49	289	279,127
4.000%	08/01/49	96	92,928
4.000%	04/01/50	1,913	1,836,124
4.000%	08/01/51	283	273,546
4.000%	06/01/52	1,289	1,227,185
4.000%	07/01/52	4,263	4,041,176
4.000%	12/01/54	9,109	8,666,097
4.000%	02/01/56	1,183	1,120,820
4.050%	11/01/31	10,912	10,746,132
4.120%	11/01/30	1,357	1,349,325
4.210%	01/01/31	840	838,593
4.370%	01/01/32	7,678	7,684,029
4.390%	04/01/29	2,574	2,590,475
4.420%	11/01/30	1,239	1,244,909
4.450%	08/01/32	2,400	2,401,322
4.460%	11/01/34	4,156	4,156,369
4.500%	TBA	1,550	1,538,835
4.500%	TBA	8,375	8,074,398
4.500%	TBA	17,010	16,414,746
4.500%	04/01/31	4	3,979
4.500%	05/01/31	14	13,873
4.500%	06/01/31	5	5,100
4.500%	11/01/31	6	6,234
4.500%	11/01/35	9	8,476
4.500%	12/01/37	820	822,227
4.500%	02/01/41	19	18,382
4.500%	04/01/41	1	735
4.500%	05/01/41	2	1,948
4.500%	05/01/41	2	2,262

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/41	20	$19,725
4.500%	12/01/41	42	41,543
4.500%	09/01/42	130	128,639
4.500%	10/01/43	203	199,968
4.500%	11/01/43	479	472,041
4.500%	01/01/44	50	49,774
4.500%	03/01/44	328	322,510
4.500%	04/01/44	15	14,702
4.500%	05/01/44	71	69,725
4.500%	01/01/45	205	202,526
4.500%	05/01/45	178	175,234
4.500%	07/01/45	212	209,065
4.500%	09/01/45	56	55,282
4.500%	11/01/45	8	8,093
4.500%	11/01/45	56	55,307
4.500%	11/01/45	310	306,181
4.500%	12/01/45	98	96,390
4.500%	07/01/46	646	639,899
4.500%	08/01/46	153	151,474
4.500%	01/01/47	28	27,645
4.500%	11/01/47	6	6,186
4.500%	11/01/47	29	28,529
4.500%	12/01/47	18	17,992
4.500%	02/01/48	22	21,497
4.500%	05/01/48	529	521,813
4.500%	06/01/48	28	27,614
4.500%	10/01/49	47	45,798
4.500%	05/01/52	837	811,844
4.500%	06/01/52	524	510,367
4.500%	11/01/52	3,384	3,278,981
4.500%	03/01/53	2,064	1,997,566
4.500%	07/01/53	329	318,447
4.500%	08/01/53	256	247,559
4.500%	08/01/53	410	395,849
4.500%	02/01/54	619	598,461
4.500%	11/01/54	4,508	4,368,030
4.500%	09/01/63	4,738	4,590,603
4.520%	10/01/30	690	696,099
4.600%	12/01/32	5,000	5,025,316
4.610%	07/01/32	3,190	3,216,568
4.610%	07/01/32	4,000	4,033,314
4.750%	04/01/28	475	479,029
4.750%	11/01/39	4,994	4,972,002
4.760%	06/01/29	900	913,753
4.840%	01/01/34	3,000	3,029,955
5.000%	TBA	4,880	4,806,770
5.000%	TBA	29,175	28,770,245
5.000%	03/01/36	2	1,808
5.000%	12/01/36	1	680
5.000%	12/01/39	2	2,246
5.000%	01/01/40	1	1,315
5.000%	05/01/40	2	1,569
5.000%	05/01/40	9	8,977
5.000%	01/01/41	8	8,557
5.000%	04/01/41	3	2,863
5.000%	05/01/41	—(r)	241
5.000%	05/01/41	24	24,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	07/01/41	453	$457,876
5.000%	01/01/42	4	4,214
5.000%	12/01/43	867	876,639
5.000%	01/01/49	274	275,291
5.000%	12/01/49	1,249	1,252,494
5.000%	07/01/52	417	419,618
5.000%	08/01/52	1,058	1,048,997
5.000%	09/01/52	5,112	5,067,219
5.000%	11/01/52	3,932	3,897,443
5.000%	05/01/53	1,283	1,278,930
5.000%	07/01/53	521	523,313
5.000%	08/01/54	2,824	2,803,073
5.000%	12/01/54	4,827	4,801,984
5.000%	01/01/55	20,574	20,299,480
5.065%	12/01/28	1,950	1,993,527
5.500%	TBA	6,470	6,595,730
5.500%	TBA	19,910	19,974,483
5.500%	TBA	32,740	32,890,797
5.500%	04/01/33	6	6,538
5.500%	10/01/33	9	8,641
5.500%	11/01/33	1	714
5.500%	02/01/34	9	8,930
5.500%	03/01/34	6	5,845
5.500%	09/01/34	3	3,525
5.500%	03/01/35	7	7,596
5.500%	05/01/35	3	2,584
5.500%	01/01/36	—(r)	454
5.500%	07/01/36	2	2,413
5.500%	01/01/37	6	6,052
5.500%	06/01/37	2	2,027
5.500%	03/01/38	7	6,824
5.500%	04/01/38	476	485,982
5.500%	09/01/39	3	2,883
5.500%	11/01/39	786	801,422
5.500%	12/01/39	53	54,085
5.500%	06/01/40	7	6,751
5.500%	08/01/40	1,712	1,746,420
5.500%	10/01/52	1,129	1,141,817
5.500%	11/01/52	605	610,118
5.500%	11/01/52	994	1,005,727
5.500%	11/01/52	1,291	1,308,014
5.500%	11/01/52	1,423	1,437,464
5.500%	12/01/52	3,772	3,810,489
5.500%	06/01/53	1,946	1,964,677
5.500%	08/01/53	421	425,318
5.500%	08/01/53	509	513,032
5.500%	09/01/53	1,014	1,029,727
5.500%	08/01/54	1,319	1,326,333
5.500%	12/01/54	445	447,711
5.500%	12/01/54	993	1,007,212
5.500%	03/01/55	683	686,104
5.500%	09/01/56	1,067	1,093,824
6.000%	TBA	9,825	10,014,898
6.000%	TBA	20,445	20,815,403
6.000%	11/01/28	—(r)	169
6.000%	02/01/29	—(r)	122
6.000%	03/01/32	—(r)	270

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	05/01/33	—(r)	$112
6.000%	01/01/34	5	4,973
6.000%	11/01/35	3	3,574
6.000%	12/01/35	1	1,272
6.000%	04/01/36	2	1,995
6.000%	07/01/36	1	1,310
6.000%	08/01/36	—(r)	22
6.000%	08/01/36	1	1,345
6.000%	08/01/36	6	6,813
6.000%	09/01/36	—(r)	54
6.000%	09/01/36	—(r)	273
6.000%	09/01/36	—(r)	500
6.000%	09/01/36	1	559
6.000%	09/01/36	7	7,324
6.000%	10/01/36	—(r)	508
6.000%	10/01/36	4	3,790
6.000%	10/01/36	6	6,609
6.000%	11/01/36	—(r)	88
6.000%	11/01/36	1	727
6.000%	11/01/36	1	1,272
6.000%	11/01/36	4	3,766
6.000%	11/01/36	5	5,114
6.000%	12/01/36	—(r)	76
6.000%	12/01/36	—(r)	145
6.000%	12/01/36	—(r)	194
6.000%	12/01/36	1	1,012
6.000%	12/01/36	3	3,003
6.000%	12/01/36	8	7,757
6.000%	01/01/37	—(r)	174
6.000%	01/01/37	—(r)	459
6.000%	01/01/37	2	2,410
6.000%	01/01/37	5	5,284
6.000%	01/01/37	7	6,996
6.000%	01/01/37	591	620,079
6.000%	02/01/37	6	5,920
6.000%	02/01/37	92	96,364
6.000%	03/01/37	6	6,118
6.000%	03/01/37	8	8,605
6.000%	03/01/37	62	64,021
6.000%	05/01/37	1	1,035
6.000%	05/01/37	5	5,162
6.000%	05/01/37	6	6,749
6.000%	06/01/37	1	666
6.000%	08/01/37	1	1,008
6.000%	08/01/37	2	2,480
6.000%	08/01/37	3	3,564
6.000%	08/01/37	12	12,520
6.000%	10/01/37	—(r)	192
6.000%	12/01/52	497	509,059
6.000%	05/01/53	1,131	1,170,960
6.000%	06/01/53	434	446,468
6.000%	07/01/53	560	580,678
6.000%	12/01/53	1,966	2,011,522
6.000%	05/01/54	692	706,977
6.000%	09/01/54	766	781,941
6.500%	10/01/36	244	256,541
6.625%	11/15/30	1,950	2,166,683
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc.
2.000%	TBA	1,670	$1,379,185
2.000%	10/20/50	4,671	3,863,267
2.000%	12/20/50	4,757	3,932,213
2.000%	01/20/51	1,559	1,288,790
2.000%	02/20/51	924	746,216
2.000%	02/20/51	2,854	2,358,916
2.000%	03/20/51	952	774,355
2.000%	04/20/51	878	709,820
2.000%	05/20/52	3,383	2,796,531
2.500%	TBA	4,966	4,271,536
2.500%	11/20/49	1,660	1,437,932
2.500%	08/20/50	218	187,413
2.500%	10/20/50	2,301	1,982,130
2.500%	11/20/50	759	653,974
2.500%	03/20/51	1,312	1,129,120
2.500%	04/20/51	3,694	3,180,007
2.500%	05/20/51	1,990	1,713,327
2.500%	10/20/51	888	764,530
2.500%	02/20/52	5,827	5,016,091
2.500%	04/20/52	3,947	3,398,290
3.000%	02/20/42	15	13,616
3.000%	10/15/42	989	903,358
3.000%	04/20/51	6,249	5,582,664
3.000%	06/20/51	4,759	4,252,842
3.000%	08/20/51	8,736	7,804,515
3.000%	09/20/51	2,436	2,176,527
3.000%	01/20/52	659	584,537
3.000%	01/20/52	18,704	16,710,465
3.000%	03/20/52	651	577,926
3.000%	07/20/52	2,926	2,616,881
3.000%	12/20/52	151	135,234
3.500%	TBA	385	351,382
3.500%	09/15/41	16	15,184
3.500%	11/15/41	1	1,369
3.500%	11/15/41	12	11,247
3.500%	01/15/42	4	3,598
3.500%	01/15/42	66	62,249
3.500%	02/15/42	11	10,567
3.500%	03/15/42	4	3,755
3.500%	03/15/42	41	38,176
3.500%	05/15/42	12	11,336
3.500%	06/15/42	8	7,809
3.500%	07/15/42	5	5,063
3.500%	07/15/42	7	6,972
3.500%	07/15/42	16	14,680
3.500%	07/15/42	19	17,811
3.500%	08/15/42	8	7,925
3.500%	01/15/43	8	7,761
3.500%	02/15/43	10	9,248
3.500%	04/15/43	18	17,063
3.500%	04/15/43	88	82,734
3.500%	04/20/43	177	167,693
3.500%	05/15/43	5	4,787
3.500%	05/15/43	5	4,910
3.500%	05/15/43	7	6,315
3.500%	05/15/43	27	25,806

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	05/20/43	468	$443,942
3.500%	07/15/43	50	46,521
3.500%	10/15/43	26	24,418
3.500%	11/15/43	6	5,258
3.500%	12/15/43	69	64,811
3.500%	01/15/44	21	19,855
3.500%	02/20/44	625	591,884
3.500%	03/20/45	21	20,193
3.500%	04/20/45	32	30,177
3.500%	05/20/45	60	56,874
3.500%	07/20/45	24	22,282
3.500%	08/20/45	32	30,218
3.500%	10/20/45	51	48,126
3.500%	11/20/45	22	20,885
3.500%	12/20/45	265	249,081
3.500%	05/20/46	108	101,519
3.500%	09/20/46	48	45,395
3.500%	10/20/46	108	99,803
3.500%	07/20/47	1,139	1,069,954
3.500%	03/20/48	26	24,334
3.500%	04/20/48	11	9,870
3.500%	06/20/49	508	475,488
3.500%	11/20/49	1,239	1,156,758
3.500%	03/20/50	757	706,915
3.500%	06/20/50	1,241	1,156,543
3.500%	04/20/51	779	724,907
3.500%	09/20/51	517	479,304
3.500%	01/20/52	165	152,626
3.500%	02/20/52	3,263	3,021,102
3.500%	03/20/52	1,092	1,009,032
3.500%	05/20/52	114	105,861
3.500%	07/20/52	537	497,013
4.000%	07/20/39	86	82,831
4.000%	10/20/40	135	129,945
4.000%	12/20/40	548	527,817
4.000%	01/20/41	20	19,218
4.000%	02/20/41	60	57,343
4.000%	03/15/41	76	73,068
4.000%	12/20/46	224	213,396
4.000%	05/20/47	85	81,003
4.000%	06/20/47	210	201,248
4.000%	07/20/47	19	18,140
4.000%	09/20/47	931	889,362
4.000%	11/20/47	239	227,933
4.000%	12/20/47	219	209,375
4.000%	01/20/48	660	630,524
4.000%	11/20/49	592	560,502
4.000%	02/15/52	3,290	3,102,383
4.000%	08/20/52	1,712	1,618,408
4.000%	01/20/65	4,031	3,798,217
4.500%	12/20/39	9	8,848
4.500%	01/20/40	11	10,740
4.500%	02/20/40	9	8,848
4.500%	05/20/40	200	198,273
4.500%	07/20/40	4	3,609
4.500%	10/20/40	7	6,662
4.500%	12/20/40	151	150,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	02/20/42	175	$173,916
4.500%	11/20/46	38	37,926
4.500%	03/15/47	61	59,821
4.500%	04/15/47	66	64,523
4.500%	05/15/47	54	52,935
4.500%	05/20/52	272	265,478
4.500%	08/20/52	768	748,227
4.500%	09/20/52	494	481,487
4.500%	09/20/52	830	808,453
4.500%	10/20/52	3,181	3,099,076
5.000%	08/15/38	42	43,139
5.000%	10/15/38	4	3,673
5.000%	10/15/38	143	146,303
5.000%	12/15/38	56	57,323
5.000%	03/15/39	166	169,131
5.000%	05/15/39	54	55,258
5.000%	05/15/39	174	177,254
5.000%	11/15/39	79	80,353
5.000%	04/15/40	781	797,133
5.000%	05/20/40	687	700,148
5.000%	06/20/40	549	560,590
5.000%	07/20/40	12	11,938
5.000%	07/20/40	216	220,060
5.000%	09/15/40	192	195,701
5.000%	10/20/47	14	14,423
5.000%	08/20/53	822	819,686
5.000%	10/20/54	2,257	2,247,129
5.500%	TBA	12,010	12,086,489
5.500%	08/20/53	535	544,909
6.000%	TBA	2,564	2,607,091
6.000%	09/20/53	1,044	1,077,654
6.000%	01/20/54	428	443,770
6.000%	09/20/55	2,428	2,469,791
6.500%	01/20/54	304	319,266
6.500%	03/20/54	494	513,704
6.500%	10/20/54	1,478	1,582,445
6.500%	03/20/55	1,784	1,866,310
7.000%	10/20/54	1,973	2,089,305
Government National Mortgage Assoc., 1 Month RFUCCT + 2.400% (Cap 12.643%, Floor 2.400%)
6.236%(c)	04/20/60	206	212,240
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	700	690,341
Tennessee Valley Authority Generic Strips, Bonds
2.897%(s)	03/15/33	123	89,421
4.724%(s)	07/15/34	60	40,473

Total U.S. Government Agency Obligations (cost $896,042,618)			875,596,681
U.S. Treasury Obligations — 23.3%
U.S. Treasury Bonds
1.250%	05/15/50	12,610	5,983,839
1.375%	11/15/40	16,730	10,772,552
1.625%	11/15/50	15,650	8,164,898
1.875%	02/15/41	8,550	5,923,547
1.875%	11/15/51	34,685	19,055,072
2.000%	11/15/41	18,200	12,586,437

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.000%	08/15/51	10,020	$5,703,572
2.250%	02/15/52	9,555	5,756,887
2.375%	02/15/42	5,675	4,135,656
2.375%	11/15/49	10,790	6,875,253
2.375%	05/15/51	18,375	11,492,988
2.500%	02/15/45(k)	15,545	10,903,360
2.750%	11/15/47	11,102	7,831,832
3.000%	05/15/47	12,437	9,242,246
3.000%	02/15/48	25,707	18,958,912
3.000%	02/15/49	430	314,034
3.250%	05/15/42	23,470	19,340,747
3.625%	02/15/44	2,530	2,148,919
3.875%	08/15/40	15,995	14,652,920
4.000%	11/15/42	4,355	3,941,275
4.125%	08/15/44	16,680	15,129,281
4.250%	05/15/39	925	896,527
4.250%	02/15/54	11,339	10,157,264
4.250%	08/15/54	5,750	5,149,844
4.375%	11/15/39	7,000	6,820,625
4.375%	08/15/43	14,375	13,568,652
4.500%	08/15/39	1,570	1,554,545
4.500%	02/15/44	24,620	23,539,028
4.625%	05/15/44(k)	19,670	19,076,827
4.625%	11/15/44	9,410	9,104,175
4.625%	11/15/45	8,475	8,174,402
4.750%	11/15/53	7,380	7,175,897
4.875%	08/15/45	4,025	4,012,422
5.000%	05/15/45	8,980	9,097,862
U.S. Treasury Inflation Indexed Bonds, TIPS
0.625%	02/15/43	3,332	2,452,106
0.750%	02/15/42	12,357	9,514,249
1.375%	02/15/44	2,121	1,751,383
U.S. Treasury Notes
1.875%	02/15/32(kk)	31,995	28,373,066
2.375%	05/15/27	19,450	19,144,574
2.750%	05/31/29	51,585	49,916,548
3.125%	08/31/29	14,421	14,081,881
3.625%	08/31/30	24,900	24,596,531
3.625%	12/31/30	20,085	19,813,539
3.750%	05/31/30	23,750	23,607,129
3.875%	10/15/27	21,270	21,284,125
3.875%	09/30/29	11,455	11,455,895
3.875%	08/15/34	70,369	68,576,790
4.000%	07/31/29	93,412	93,835,273
4.000%	02/15/34	53,520	52,800,825
4.125%	11/30/29	2,970	2,994,595
4.250%	11/15/34	9,750	9,746,953
4.375%	01/31/32	5,100	5,187,258
4.375%	05/15/34	9,400	9,498,406
4.500%	11/15/33	70,265	71,725,195
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41	4,494	2,097,946
2.384%(s)	02/15/43	3,505	1,495,232
2.398%(s)	02/15/42(k)	40,293	18,259,488
3.929%(s)	02/15/41	1,150	552,948
4.247%(s)	02/15/35	991	674,906
4.282%(s)	08/15/35	2,541	1,686,584
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
4.325%(s)	02/15/36	588	$380,029
4.363%(s)	05/15/36	1,187	757,387
4.494%(s)	08/15/36	13,054	8,212,872
4.525%(s)	11/15/36	5,559	3,448,255
4.555%(s)	02/15/37	5,559	3,397,818
4.573%(s)	05/15/37	22,236	13,407,919
4.862%(s)	11/15/41	2,420	1,112,905
5.168%(s)	11/15/43	3,500	1,428,017

Total U.S. Treasury Obligations (cost $972,341,435)			914,510,924

	Shares
Common Stocks — 0.2%
Aerospace & Defense — 0.0%
Incora Intermediate LLC^	869	9,724
Incora Top Holdco LLC^	5,556	155,346
		165,070
Building Products — 0.0%
SAL TopCo LLC^*	2,403,091	240
Chemicals — 0.0%
Cornerstone Chemical Co.^*(x)	16,552	82,760
TPC Group, Inc.*	52,737	962,450
Venator Materials PLC^*(x)	688	—
		1,045,210
Consumer Staples Distribution & Retail — 0.0%
ESC NMG Parent LLC^	956	478
Containers & Packaging — 0.0%
Ardagh Holdings SA (Luxembourg)*	118	826
Electric Utilities — 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)^*	14,898	446,940
Keycon Power Holdings LLC^*	26,575	932,783
		1,379,723
Gas Utilities — 0.0%
Ferrellgas Partners LP*	19,355	507,178
Metals & Mining — 0.0%
MNK Common Stock	145	13,292
Oil, Gas & Consumable Fuels — 0.1%
Heritage Power LLC, Exit Financing - Participation on Account of Backstop Shares & Exit Financing - Reserve Shares*	997	71,161
Heritage Power LLC, Exit Financing Participation Shares & Backstop Shares*	22,672	1,618,214
Heritage Power LLC, Litigation Trust Interests^*	26,092	13,046
		1,702,421

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	153,008	$2,958,180

Total Common Stocks (cost $4,156,805)		7,772,618
Preferred Stocks — 0.0%
Electronic Equipment, Instruments & Components — 0.0%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	75	81,562
Metals & Mining — 0.0%
MNK Preferred Shares^	6,606,780	661
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica)^*(x)	12,039	154,096

Total Preferred Stocks (cost $115,350)		236,319
Unaffiliated Exchange-Traded Funds — 4.0%
iShares Core U.S. Aggregate Bond ETF	787,416	78,166,786
Vanguard Total Bond Market ETF	1,061,762	78,188,154

Total Unaffiliated Exchange-Traded Funds (cost $160,335,070)		156,354,940

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	58,081	—
(cost $0)

Option Purchased*~ — 0.0%
(cost $9,089)	15,793

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN—103.3& (cost $4,155,767,122)	4,052,315,101
Options Written*~ — (0.0)%
(premiums received $0)	(7,572)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—103.3% (cost $4,155,767,122)	4,052,307,529

	Shares	Value
Short-Term Investments — 2.5%
Affiliated Mutual Funds — 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wa)	13,001,378	$13,001,378
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $69,396,597; includes $69,147,466 of cash collateral for securities on loan)(b)(wa)	69,445,695	69,397,083

Total Affiliated Mutual Funds (cost $82,397,975)		82,398,461

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
Leisure Time
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	350	346,888
(cost $347,557)
U.S. Treasury Obligation — 0.1%
U.S. Treasury Bills
0.000%(s)	04/30/26	3,070	3,061,025
(cost $3,061,043)

	Shares
Unaffiliated Fund — 0.3%
Dreyfus Government Cash Management (7-day effective yield 3.531%) (Institutional Shares)	13,112,250	13,112,250
(cost $13,112,250)
Options Purchased*~ — 0.0%
(cost $369,774)		372,499

Total Short-Term Investments (cost $99,288,599)		99,291,123

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—105.8% (cost $4,255,055,721)		4,151,598,652
Options Written*~ — (0.0)%
(premiums received $422,244)		(579,155)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—105.8% (cost $4,254,633,477)		4,151,019,497

Liabilities in excess of other assets(z) — (5.8)%		(227,018,139)

Net Assets — 100.0%		$3,924,001,358

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
AID	Agency for International Development
BABs	Build America Bonds
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CA	Credit Agricole Securities Inc.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COP	Certificates of Participation
CORRA	Canadian Overnight Repo Rate Average
DAC	Designated Activity Company
DB	Deutsche Bank AG
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GS	Goldman Sachs & Co. LLC
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
S	Semiannual payment frequency for swaps
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $8,723,852 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,703,475; cash collateral of $69,147,466 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $(173,000) is (0.0)% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cornerstone Chemical Co.*^	12/06/23	$314,488	$82,760	0.0%
Cornerstone Chemical Co. LLC, Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 10.000%, 10.000%, 05/07/29^	05/07/25-11/04/25	324,097	333,471	0.0
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30(s)	11/14/23-07/25/24	2	1	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30(s)^	11/14/23	5	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	42,600	154,096	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	224,263	2,958,180	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	840,000	852,430	0.0
Venator Materials PLC*^	07/18/18-10/19/23	1,251,924	—	0.0
Total		$2,997,379	$4,380,938	0.1%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/13/26	$(3,124)		$(2,515,552)
Federal National Mortgage Assoc.	2.000%	TBA	04/16/26	(2,000)		(1,839,325)
Federal National Mortgage Assoc.	2.500%	TBA(tt)	04/13/26	(9,998)		(8,404,569)
Federal National Mortgage Assoc.	2.500%	TBA	05/13/26	(16,235)		(13,641,839)
Federal National Mortgage Assoc.	3.000%	TBA	04/13/26	(4,034)		(3,542,576)
Federal National Mortgage Assoc.	3.500%	TBA	04/13/26	(739)		(677,400)
Federal National Mortgage Assoc.	4.000%	TBA	05/13/26	(4,124)		(3,888,031)
Government National Mortgage Assoc.	3.000%	TBA	04/21/26	(3,200)		(2,856,299)
Government National Mortgage Assoc.	4.000%	TBA	05/20/26	(9,175)		(8,588,069)
Government National Mortgage Assoc.	4.500%	TBA	04/21/26	(5,665)		(5,471,830)
Government National Mortgage Assoc.	5.000%	TBA	04/21/26	(7,935)		(7,858,049)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $59,833,189)						$(59,283,539)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		4,255	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		8,510	—
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	579	2
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	1,157	4
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		680	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		680	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		672	3
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		2,639	17,711
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		672	—
A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		646	$22
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		1,319	18,951
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		1,319	9,971
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		642	31
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		1,344	71
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		2,256	323
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		649	38
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		646	38
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		1,338	16,875
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		1,344	113
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		679	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		1,299	47
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		665	—
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		660	—
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		656	2
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		662	1
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		1,932	24
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		642	4
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		1,338	20
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		1,018	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		1,319	34
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		1,319	34
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		2,256	3,946
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		1,324	1
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		644	1
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		648	1
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		660	1
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		646	10,451
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		1,015	47,044
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		1,015	47,044
Total OTC Traded (cost $270,407)									$172,808

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	6,870	$15,793
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		2,014	10,204
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	7,675	23,231
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	7,675	43
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		11,325	31,429
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		11,325	26
A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	12,005	$122,253
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	12,005	108
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	2,014	12,397
Total OTC Swaptions (cost $108,456)								$215,484
Total Options Purchased (cost $378,863)								$388,292
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	579	$(4,318)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	1,157	(3,671)
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		680	—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		672	(2,412)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		672	(517)
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		646	(3,520)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		1,319	(11,391)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		1,319	(3,907)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		642	(3,640)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		1,344	(29,321)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		2,256	(66,064)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		646	(10,430)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		649	(5,282)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		1,344	(6,931)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		1,299	(4,982)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		665	(2,431)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		660	(3,944)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		656	(11,816)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		662	(8,366)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		1,932	(23,037)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		642	(9,466)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		1,338	(14,614)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		1,018	(207)
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		1,319	(3,592)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		1,319	(8,505)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		1,324	(5,362)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		648	(4,183)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		644	(9,527)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		660	(3,000)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		1,015	(4,496)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		1,015	(4,496)
Total OTC Traded (premiums received $256,360)									$(273,428)

A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	6,870	$(7,572)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		2,014	(6,249)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	15,350	(23,360)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		22,650	(33,938)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		12,005	(82,372)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		12,005	(60,544)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		2,014	(19,327)
CDX.NA.HY.45.V2, 12/20/30	Put	MSI	04/15/26	$105.00	5.00%(Q)	CDX.NA.HY.45.V2(Q)		4,230	(30,783)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		20,600	(9,813)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		15,110	(4,803)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		23,610	(34,538)
Total OTC Swaptions (premiums received $165,884)									$(313,299)
Total Options Written (premiums received $422,244)									$(586,727)
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,041	2 Year U.S. Treasury Notes	Jun. 2026	$215,950,570	$(446,303)
1,374	5 Year U.S. Treasury Notes	Jun. 2026	148,638,894	(1,419,872)
22	10 Year Euro-Bund	Jun. 2026	3,188,505	(89,019)
906	10 Year U.S. Treasury Notes	Jun. 2026	100,608,473	(1,598,879)
634	10 Year U.S. Ultra Treasury Notes	Jun. 2026	71,968,909	(1,161,848)
88	20 Year U.S. Treasury Bonds	Jun. 2026	10,021,000	(17,194)
389	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	45,342,813	(806,261)
37	10 Year Australian Treasury Bonds	Jun. 2026	2,750,755	(11,230)
				(5,550,606)
Short Positions:
104	2 Year U.S. Treasury Notes	Jun. 2026	21,574,312	114,798
37	5 Year Euro-Bobl	Jun. 2026	4,936,531	106,072
220	5 Year U.S. Treasury Notes	Jun. 2026	23,799,532	194,879
68	10 Year U.S. Treasury Notes	Jun. 2026	7,551,188	(23,784)
86	10 Year U.S. Ultra Treasury Notes	Jun. 2026	9,762,344	(10,868)
122	20 Year U.S. Treasury Bonds	Jun. 2026	13,892,750	272,547
A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
93	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	$10,840,313	$305,593
4	Euro Schatz Index	Jun. 2026	488,925	5,498
				964,735
				$(4,585,871)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.875%, 05/15/49	JPM	08/13/26	27,880	$72.89	$20,321,870	$19,817,800	$—	$(504,070)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/26	GSI	BRL	23,308	$4,487,974	$4,498,075	$10,101	$—
Expiring 05/05/26	DB	BRL	9,870	1,873,554	1,892,068	18,514	—
Expiring 05/05/26	DB	BRL	3,447	649,000	660,888	11,888	—
Expiring 05/05/26	RBC	BRL	9,870	1,876,724	1,892,068	15,344	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	635,880	682,000	686,964	4,964	—
Chinese Renminbi,
Expiring 06/17/26	BOA	CNH	2,291	333,000	334,431	1,431	—
Expiring 06/17/26	HSBC	CNH	2,832	414,000	413,446	—	(554)
Colombian Peso,
Expiring 06/17/26	BOA	COP	2,450,936	649,000	655,234	6,234	—
Expiring 06/17/26	JPM	COP	4,484,144	1,174,290	1,198,792	24,502	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	15,172	738,000	714,719	—	(23,281)
Expiring 04/22/26	BOA	CZK	11,111	532,000	523,407	—	(8,593)
Expiring 04/22/26	GSI	CZK	10,221	497,000	481,499	—	(15,501)
Expiring 04/22/26	JPM	CZK	15,150	738,000	713,697	—	(24,303)
Euro,
Expiring 04/22/26	HSBC	EUR	1,801	2,097,280	2,083,793	—	(13,487)
Expiring 04/22/26	HSBC	EUR	1,432	1,693,142	1,657,139	—	(36,003)
Expiring 04/22/26	MSI	EUR	2,704	3,108,538	3,129,195	20,657	—
Expiring 04/22/26	MSI	EUR	1,421	1,710,127	1,644,124	—	(66,003)
Indian Rupee,
Expiring 06/17/26	HSBC	INR	40,717	424,000	428,950	4,950	—
Mexican Peso,
Expiring 06/17/26	BARC	MXN	11,856	672,000	657,044	—	(14,956)
Expiring 06/17/26	JPM	MXN	21,749	1,231,586	1,205,314	—	(26,272)
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	53,820	1,691,321	1,674,656	—	(16,665)
Expiring 06/17/26	MSI	TWD	22,185	698,000	690,286	—	(7,714)
Expiring 06/17/26	SCB	TWD	32,211	1,012,000	1,002,261	—	(9,739)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	26,733	446,000	438,858	—	(7,142)
A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/17/26	HSBC	PHP	64,307	$1,067,000	$1,055,676	$—	$(11,324)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	3,240	912,800	872,777	—	(40,023)
Expiring 04/22/26	TD	PLN	1,395	391,200	375,694	—	(15,506)
Singapore Dollar,
Expiring 06/17/26	BOA	SGD	545	430,000	426,529	—	(3,471)
South African Rand,
Expiring 06/17/26	BARC	ZAR	10,832	635,472	636,370	898	—
South Korean Won,
Expiring 06/17/26	JPM	KRW	703,035	478,525	468,395	—	(10,130)
Thai Baht,
Expiring 06/17/26	GSI	THB	14,256	435,000	435,011	11	—
Turkish Lira,
Expiring 04/13/26	CITI	TRY	56,061	1,227,681	1,241,162	13,481	—
Expiring 04/13/26	GSI	TRY	47,106	1,025,391	1,042,905	17,514	—
				$36,031,605	$35,831,427	150,489	(350,667)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/26	CITI	BRL	3,568	$672,000	$688,638	$—	$(16,638)
Expiring 04/02/26	DB	BRL	9,870	1,885,328	1,904,718	—	(19,390)
Expiring 04/02/26	RBC	BRL	9,870	1,888,575	1,904,719	—	(16,144)
British Pound,
Expiring 04/22/26	BNY	GBP	3,256	4,380,377	4,309,256	71,121	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	779,084	869,854	841,673	28,181	—
Chinese Renminbi,
Expiring 06/17/26	BNP	CNH	38,541	5,638,425	5,626,036	12,389	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	2,652,000	680,000	720,779	—	(40,779)
Expiring 04/06/26	CITI	COP	2,553,750	681,000	694,076	—	(13,076)
Expiring 04/06/26	CITI	COP	2,502,675	681,000	680,195	805	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	20,506	975,000	965,976	9,024	—
Expiring 04/22/26	CITI	CZK	7,504	367,000	353,505	13,495	—
Expiring 04/22/26	DB	CZK	14,453	690,000	680,866	9,134	—
Expiring 04/22/26	TD	CZK	72,196	3,475,955	3,400,965	74,990	—
Euro,
Expiring 04/22/26	BARC	EUR	15,010	17,513,039	17,367,960	145,079	—
Expiring 04/22/26	BOA	EUR	1,153	1,338,000	1,333,708	4,292	—
Expiring 04/22/26	CITI	EUR	3,860	4,580,000	4,465,982	114,018	—
Expiring 04/22/26	CITI	EUR	1,039	1,197,900	1,202,093	—	(4,193)
Expiring 04/22/26	CITI	EUR	578	662,000	669,002	—	(7,002)
Expiring 04/22/26	CITI	EUR	573	659,159	663,035	—	(3,876)
Expiring 04/22/26	DB	EUR	12,865	15,064,730	14,886,824	177,906	—
Expiring 04/22/26	MSI	EUR	570	675,000	659,608	15,392	—
Expiring 04/22/26	SSB	EUR	15,010	17,523,622	17,367,962	155,660	—
Indian Rupee,
Expiring 06/17/26	BOA	INR	36,976	390,000	389,541	459	—
Mexican Peso,
Expiring 06/17/26	JPM	MXN	7,410	407,000	410,668	—	(3,668)
A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/17/26	MSI	MXN	7,216	$404,000	$399,906	$4,094	$—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	5,179	1,433,173	1,394,967	38,206	—
Expiring 04/22/26	JPM	PLN	2,471	662,000	665,663	—	(3,663)
Singapore Dollar,
Expiring 06/17/26	MSI	SGD	5,002	3,959,165	3,911,584	47,581	—
South African Rand,
Expiring 06/17/26	MSI	ZAR	14,698	900,298	863,475	36,823	—
Expiring 06/17/26	SCB	ZAR	5,598	334,000	328,851	5,149	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	146,344	4,665,630	4,465,602	200,028	—
Expiring 06/17/26	HSBC	THB	32,227	1,018,000	983,380	34,620	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	59,633	1,314,116	1,320,255	—	(6,139)
Expiring 04/13/26	CITI	TRY	48,256	1,059,628	1,068,367	—	(8,739)
				$98,644,974	$97,589,835	1,198,446	(143,307)
						$1,348,935	$(493,974)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	10,445	EUR	428	$—	$(3,198)	BOA
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Oracle Corp.	12/20/30	1.000%(Q)	2,970	1.773%	$(31,842)	$(94,635)	$(62,793)
Paramount Global	06/20/31	1.000%(Q)	570	*	(58,166)	(59,579)	(1,413)
					$(90,008)	$(154,214)	$(64,206)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos^	05/07/26	4.750%(M)		568	*	$3,390	$—	$3,390	GSI
SoftBank Group Corp.	06/20/26	1.000%(Q)		855	1.662%	(974)	(942)	(32)	GSI
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	905	0.174%	266	306	(40)	BARC
						$2,682	$(636)	$3,318

A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	3,524	3.649%	$209,519	$191,475	$(18,044)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	610	3.857%	22,682	30,242	7,560
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	16,375	0.587%	319,757	295,660	(24,097)
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	42,800	0.631%	695,794	753,034	57,240
					$1,247,752	$1,270,411	$22,659
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	3,550	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	$—	$(47,630)	$(47,630)
CHF	900	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(6,037)	(6,037)
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	36,002	207,891	171,889
GBP	1,345	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(34)	(77,566)	(77,532)
JPY	270,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(62,473)	(62,473)
JPY	220,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(42,974)	(42,974)
A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	56,000	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	$—	$(101,676)	$(101,676)
MXN	32,925	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(73,365)	(73,365)
NZD	4,400	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(65,878)	(65,878)
	24,725	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(113,222)	(113,222)
	1,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	304	(13,044)	(13,348)
	8,385	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	1,163	87,916	86,753
	5,215	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(5,545)	(101,872)	(96,327)
	12,700	05/31/29	3.704%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(4,523)	(4,523)
	4,750	11/15/32	3.595%(A)	1 Day SOFR(1)(A)/ 3.680%	—	26,611	26,611
	3,650	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	56,962	56,962
	7,695	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(134,125)	(134,125)
	18,090	03/20/45	4.160%(A)	1 Day SOFR(1)(A)/ 3.680%	(35,258)	(61,673)	(26,415)
	2,105	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(14,441)	(110,414)	(95,973)
	4,764	03/17/53	2.970%(A)	1 Day SOFR(1)(A)/ 3.680%	2,593	907,807	905,214
	6,785	09/20/53	3.590%(A)	1 Day SOFR(1)(A)/ 3.680%	26,698	618,000	591,302
	1,920	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	876,417	940,400	63,983
	8,815	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	128,917	310,120	181,203
	1,865	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	14,471	126,858	112,387
	5,865	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	292,266	292,266
					$1,031,287	$2,558,359	$1,527,072

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -30bps(T)/ 3.340%	GSI	04/20/26	(5,430)	$261,119	$—	$261,119
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.140%	JPM	09/17/26	(5,931)	(19,507)	—	(19,507)
					$241,612	$—	$241,612
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A54